Capital World Bond Fund®
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 94.48% Euros 19.46%	Principal amount (000)	Value (000)
Abbott Laboratories 1.50% 2026	€2,215	$2,463
Allianz SE 0.25% 2023	1,900	2,054
Allianz SE 1.375% 2031	1,900	2,092
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)[1]	1,600	1,925
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	16,451
Altria Group, Inc. 1.00% 2023	5,445	5,903
Altria Group, Inc. 1.70% 2025	8,550	9,267
Altria Group, Inc. 2.20% 2027	35,950	38,545
Anheuser-Busch InBev NV 1.125% 2027	3,275	3,453
Austria (Republic of) 0% 2024	1,770	1,983
Bank of Communications Co., Ltd. 3.625% 2026[1]	1,670	1,870
Bayer Capital Corp. BV 1.50% 2026	5,400	5,879
Bayer Capital Corp. BV 2.125% 2029	2,000	2,213
Becton Dickinson Euro Finance SARL 1.208% 2026	6,030	6,450
Belgium (Kingdom of) 0% 2027	6,090	6,723
Belgium (Kingdom of), 1.70% 2050	1,440	1,963
Belgium (Kingdom of), Series 72, 2.60% 2024	10,570	13,107
Belgium (Kingdom of), Series 85, 0.80% 2028	4,230	4,992
Belgium (Kingdom of), Series 89, 0.10% 2030	150	166
BMW Finance NV 0.50% 2022	3,000	3,213
BMW Finance NV 1.125% 2026	1,620	1,712
British American Tobacco International Finance PLC 2.75% 2025	8,000	9,045
Buzzi Unicem SpA 2.125% 2023	2,000	2,207
CaixaBank, SA 1.375% 2026	13,100	13,220
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	8,100	8,717
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	17,400	16,885
China (People’s Republic of) 0.125% 2026	7,700	8,354
Chubb Ltd. 1.55% 2028	4,540	4,815
Cloverie PLC 1.75% 2024	7,100	7,943
Coca-Cola Co. 1.25% 2031	4,300	4,674
Comcast Corp. 0.25% 2027	6,700	6,920
Comcast Corp. 1.25% 2040	1,300	1,227
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	3,757
Cote d’Ivoire (Republic of) 5.875% 2031	4,945	4,683
Crédit Agricole SA 0.50% 2024	1,200	1,251
CRH Finance DAC 3.125% 2023	1,100	1,279
Croatia (Republic of) 1.125% 2029	2,705	2,738
Croatia (Republic of) 2.75% 2030	5,095	5,931
Danske Bank AS 2.75% 2026 (5-year EUR Mid-Swap + 1.52% on 5/19/2021)[1]	3,520	3,864
DH Europe Finance II SARL 0.45% 2028	2,550	2,522
Dow Chemical Co. 0.50% 2027	1,170	1,189
Dow Chemical Co. 1.125% 2032	640	596
Dow Chemical Co. 1.875% 2040	1,000	883
Egypt (Arab Republic of) 5.625% 2030	3,720	3,149
Egypt (Arab Republic of) 6.375% 2031	600	527
Emerson Electric Co. 1.25% 2025	1,500	1,657
Emerson Electric Co. 2.00% 2029	1,500	1,748
Capital World Bond Fund — Page 1 of 40

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Enel Finance International SA 1.00% 2024	€4,000	$4,388
European Financial Stability Facility 0.40% 2025	26,000	29,509
Fidelity National Information Services, Inc. 1.50% 2027	3,820	4,101
Fidelity National Information Services, Inc. 1.00% 2028	2,525	2,575
Fidelity National Information Services, Inc. 2.00% 2030	2,720	2,952
Fiserv, Inc. 1.125% 2027	5,285	5,593
Fiserv, Inc. 1.625% 2030	10,800	11,363
French Republic O.A.T. 1.00% 2027	740	884
French Republic O.A.T. 0% 2029	62,770	69,306
French Republic O.A.T. 0.50% 2029	7,950	9,211
French Republic O.A.T. 1.25% 2034	10,090	12,627
French Republic O.A.T. 2.00% 2048	4,270	6,199
French Republic O.A.T. 1.50% 2050	1,640	2,157
French Republic O.A.T. 0.75% 2052	1,320	1,429
French Republic O.A.T. 1.75% 2066	1,490	2,188
General Motors Financial Co. 0.20% 2022[2]	1,360	1,298
Germany (Federal Republic of) 0.10% 2026[3]	20,326	23,748
Germany (Federal Republic of) 0.50% 2030[3]	21,272	27,046
Germany (Federal Republic of) 1.25% 2048	40,091	59,864
Greece (Hellenic Republic of) 4.375% 2022	14,630	17,422
Greece (Hellenic Republic of) 3.45% 2024	81,650	97,535
Greece (Hellenic Republic of) 3.375% 2025	48,710	58,617
Greece (Hellenic Republic of) 3.75% 2028	52,738	67,292
Greece (Hellenic Republic of) 3.875% 2029	170,021	221,898
Greece (Hellenic Republic of) 3.90% 2033	13,715	18,929
Greece (Hellenic Republic of) 1.875% 2035	30,790	35,011
Groupe BPCE SA 0.875% 2024	700	746
Groupe BPCE SA 1.00% 2025	15,700	16,500
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 1.83% on 7/8/2021)[1]	1,100	1,198
Hannover Rück SE 1.125% 2028	4,200	4,607
HeidelbergCement AG 3.25% 2021	1,200	1,365
HeidelbergCement AG 1.50% 2025	2,000	2,152
Honeywell International Inc. 0.75% 2032	2,930	2,957
Iberdrola, SA, junior subordinated, 1.875% (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.592% on 5/22/2023)[1]	1,600	1,698
Indonesia (Republic of) 0.90% 2027	1,980	1,920
Ireland (Republic of) 0.90% 2028	4,510	5,347
Israel (State of) 1.50% 2027	4,275	4,902
Israel (State of) 1.50% 2029	3,875	4,484
Italy (Republic of) 0.10% 2023[3]	138,939	150,251
Italy (Republic of) 1.75% 2024	58,980	67,577
Italy (Republic of) 1.85% 2024	540	622
Italy (Republic of) 1.50% 2025	19,740	22,364
Italy (Republic of) 2.00% 2028	860	1,001
Italy (Republic of) 2.80% 2028	174,074	214,042
Italy (Republic of) 3.00% 2029	59,900	74,968
Italy (Republic of) 1.35% 2030	254,275	276,419
Italy (Republic of) 1.45% 2036	26,380	27,210
Italy (Republic of) 3.85% 2049	13,520	19,378
Italy Buoni Poliennali Del Tesoro 3.35% 2035	4,685	6,133
Lloyds Banking Group PLC 1.75% 2028[1]	12,400	12,805
LYB International Finance BV 1.625% 2031	500	477
LYB International Finance II B.V. 0.875% 2026	1,000	1,008
Marsh & McLennan Cos., Inc. 1.349% 2026	1,890	2,021
Marsh & McLennan Cos., Inc. 1.979% 2030	1,000	1,083
Capital World Bond Fund — Page 2 of 40

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Medtronic Global Holdings SCA 1.125% 2027	€9,500	$10,313
Metropolitan Life Global Funding I 0.875% 2022[2]	1,000	1,095
Morocco (Kingdom of) 3.50% 2024	10,760	12,513
Morocco (Kingdom of) 1.50% 2031	26,720	26,080
Morocco (Kingdom of) 1.50% 2031	9,350	9,126
Netherlands (Kingdom of the) 5.50% 2028	3,330	5,372
Netherlands Government Eurobond 0.50% 2040	2,060	2,467
Orange SA 2.00% 2029	3,500	4,066
Petróleos Mexicanos 3.125% 2020	3,710	3,873
Petróleos Mexicanos 2.50% 2021	1,000	980
Philip Morris International Inc. 2.875% 2026	3,500	4,114
Philip Morris International Inc. 0.80% 2031	7,210	6,796
Philippines (Republic of) 0.70% 2029	5,480	5,332
Portuguese Republic 2.875% 2026	3,290	4,168
Portuguese Republic 1.95% 2029	1,490	1,816
Portuguese Republic 0.475% 2030	9,770	10,363
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	14,650	15,996
Romania 2.875% 2029	3,280	3,776
Romania 2.50% 2030	1,825	2,006
Romania 2.00% 2032	14,990	14,886
Romania 3.50% 2034	5,050	5,657
Romania 3.875% 2035	14,800	16,999
Romania 3.375% 2038	20,670	21,899
Romania 4.125% 2039	10,400	11,531
Romania 4.625% 2049	71,220	83,422
Romania 4.625% 2049	600	703
Russian Federation 2.875% 2025	15,600	18,152
Russian Federation 2.875% 2025	8,200	9,541
Serbia (Republic of) 1.50% 2029	54,099	54,797
Spain (Kingdom of) 0.80% 2027	26,640	29,973
Spain (Kingdom of) 1.40% 2028	15,940	18,818
Spain (Kingdom of) 1.45% 2029	40,090	47,555
Spain (Kingdom of) 0.50% 2030	3,030	3,285
Spain (Kingdom of) 2.70% 2048	8,930	12,573
State Grid Europe Development (2014) PLC 1.50% 2022	1,325	1,484
State Grid Overseas Investment Ltd. 1.25% 2022	6,625	7,385
State Grid Overseas Investment Ltd. 1.375% 2025	2,050	2,301
State Grid Overseas Investment Ltd. 2.125% 2030	800	957
Stryker Corp. 0.25% 2024	5,290	5,629
Stryker Corp. 0.75% 2029	5,230	5,390
Stryker Corp. 1.00% 2031	2,410	2,422
Sweden (Kingdom of) 0.125% 2023	3,000	3,363
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	21,250	24,639
Thermo Fisher Scientific Inc. 1.50% 2039	1,500	1,386
Toronto-Dominion Bank 0.375% 2024	1,550	1,607
TOTAL SA, junior subordinated, 1.75%[1]	9,820	10,176
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,070
Tunisia (Republic of) 6.75% 2023	7,245	7,303
Tunisia (Republic of) 6.75% 2023	2,075	2,092
Tunisia (Republic of) 5.625% 2024	2,385	2,187
Tunisia (Republic of) 6.375% 2026	21,450	19,397
Ukraine 6.75% 2026	18,930	18,628
Ukraine 6.75% 2026	6,625	6,519
Ukraine 4.375% 2030	15,050	13,362
UniCredit SpA 5.75% 2025[1]	8,910	9,798
Capital World Bond Fund — Page 3 of 40

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
UniCredit SpA 4.875% 2029[1]	€7,750	$7,986
United Technologies Corp. 2.15% 2030	3,400	4,088
Veolia Environnement 1.59% 2028	1,900	2,192
Volkswagen Financial Services AG 1.375% 2023	5,480	5,877
Volkswagen Leasing GMBH 0.50% 2022	760	813
Wellcome Trust Ltd. 1.125% 2027	3,000	3,402
Westlake Chemical Corp. 1.625% 2029	1,750	1,725
		2,623,803
Japanese yen 11.28%
Bank of China / Tokyo 0.42% 2021	¥700,000	6,521
Export-Import Bank of India 0.59% 2022	2,300,000	21,319
Goldman Sachs Group, Inc. 1.00% 2021[2]	313,000	2,942
Goldman Sachs Group, Inc. 2.00% 2022[2]	130,000	1,253
Goldman Sachs Group, Inc. 2.00% 2022[2]	110,000	1,060
Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	972
Goldman Sachs Group, Inc. 2.84% 2022[2]	120,000	1,168
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	973
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	968
HSBC Holdings PLC 0.45% 2021	200,000	1,858
Hungary Government International Bond, Series 6, 0.37% 2021	200,000	1,861
Indonesia (Republic of) 0.65% 2020	100,000	930
Indonesia (Republic of) 0.67% 2021	800,000	7,424
Indonesia (Republic of) 0.54% 2022	800,000	7,380
Japan, Series 128, 0.10% 2021	5,233,800	48,815
Japan, Series 17, 0.10% 2023[3]	2,927,340	27,246
Japan, Series 19, 0.10% 2024[3]	11,570,745	107,395
Japan, Series 18, 0.10% 2024[3]	8,485,935	78,763
Japan, Series 337, 0.30% 2024	1,404,150	13,317
Japan, Series 20, 0.10% 2025[3]	3,399,930	31,604
Japan, Series 341, 0.30% 2025	1,567,450	14,931
Japan, Series 344, 0.10% 2026	3,760,000	35,463
Japan, Series 21, 0.10% 2026[3]	3,094,486	28,794
Japan, Series 346, 0.10% 2027	23,831,000	225,132
Japan, Series 23, 0.10% 2028[3]	23,026,244	214,469
Japan, Series 356, 0.10% 2029	20,840,000	195,797
Japan, Series 24, 0.10% 2029[3]	9,563,199	89,028
Japan, Series 145, 1.70% 2033	8,945,000	99,291
Japan, Series 150, 1.40% 2034	1,615,000	17,455
Japan, Series 161, 0.60% 2037	3,403,700	33,226
Japan, Series 42, 1.70% 2044	6,423,050	78,110
Japan, Series 53, 0.60% 2046	971,800	9,492
Japan, Series 59, 0.70% 2048	2,033,500	20,392
Japan, Series 12, 0.50% 2059	684,300	6,520
KT Corp. 0.30% 2020	4,100,000	38,111
KT Corp. 0.31% 2020	800,000	7,443
KT Corp. 0.38% 2021	200,000	1,856
KT Corp. 0.22% 2022	300,000	2,772
Philippines (Republic of) 0.38% 2021	800,000	7,438
PT Perusahaan Listrik Negara 0.43% 2022	200,000	1,851
Tunisia (Republic of) 3.28% 2027	700,000	5,337
United Mexican States 0.70% 2021	2,400,000	22,376
United Mexican States 0.62% 2022	200,000	1,854
		1,520,907
Capital World Bond Fund — Page 4 of 40

unaudited
Bonds, notes & other debt instruments (continued) Chinese yuan renminbi 4.23%	Principal amount (000)	Value (000)
China (People’s Republic of), Series 1828, 3.22% 2025	CNY62,000	$9,079
China (People’s Republic of), Series 1916, 3.12% 2026	266,600	38,871
China (People’s Republic of), Series 1906, 3.29% 2029	416,000	61,690
China (People’s Republic of), Series 1910, 3.86% 2049	1,522,320	238,964
China Development Bank Corp., Series 1804, 4.69% 2023	200,000	30,113
China Development Bank Corp., Series 1715, 4.24% 2027	349,800	52,889
China Development Bank Corp., Series 1805, 4.04% 2028	198,500	29,751
China Development Bank Corp., Series 1905, 3.48% 2029	749,900	108,431
		569,788
British pounds 2.91%
Comcast Corp. 1.50% 2029	£600	712
Comcast Corp. 1.875% 2036	400	462
Electricité de France SA 6.00% 2114	700	1,309
Fiserv, Inc. 2.25% 2025	150	184
HSBC Holdings PLC 3.00% 2030 (EUR Annual (vs. 6-month LIBOR) 1-year + 1.77% on 5/29/2029)[1]	8,000	9,619
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)[1]	840	1,136
Lloyds Banking Group PLC 7.625% 2025	450	654
National Grid Transco PLC 1.375% 2026	290	354
National Grid Transco PLC 4.00% 2027	2,460	3,480
Nestlé Finance International Ltd. 2.25% 2023	400	504
United Kingdom 0.50% 2022	16,110	20,183
United Kingdom 1.75% 2022	19,400	25,036
United Kingdom 2.25% 2023	4,650	6,192
United Kingdom 2.75% 2024	9,710	13,443
United Kingdom 1.25% 2027	8,200	10,980
United Kingdom 4.25% 2027	28,680	46,586
United Kingdom 1.625% 2028	1,030	1,432
United Kingdom 0.875% 2029	29,440	38,566
United Kingdom 4.75% 2030	35,550	64,524
United Kingdom 4.25% 2032	18,216	32,631
United Kingdom 1.75% 2037	4,640	6,724
United Kingdom 3.25% 2044	16,550	31,276
United Kingdom 3.50% 2045	13,970	27,743
United Kingdom 1.50% 2047	21,550	31,261
United Kingdom 1.625% 2054	2,520	3,975
United Kingdom 2.50% 2065	3,842	8,148
United Kingdom 1.625% 2071	1,360	2,447
Vodafone Group PLC 5.625% 2025	540	798
Volkswagen Group of America Finance, LLC 3.375% 2026	700	832
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,780
		392,971
Canadian dollars 2.17%
Canada 0.75% 2021	C$7,000	4,989
Canada 1.00% 2022	16,200	11,653
Canada 2.25% 2025	125,860	96,890
Canada 2.25% 2029	173,655	140,276
Canada 3.50% 2045	2,970	3,117
Canada 1.25% 2047[3]	3,329	2,795
Canada 2.75% 2048	22,100	21,060
Canada Housing Trust 2.90% 2024	5,000	3,827
Nova Scotia (Province of) 2.10% 2027	4,000	2,908
Capital World Bond Fund — Page 5 of 40

unaudited
Bonds, notes & other debt instruments (continued) Canadian dollars (continued)	Principal amount (000)	Value (000)
Saskatchewan (Province of) 2.65% 2027	C$4,000	$2,996
Toronto-Dominion Bank 3.224% 2029[1]	3,000	2,096
		292,607
Danish kroner 1.98%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]	DKr183,055	27,592
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	39,285	5,939
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	638,440	90,204
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	487,720	73,326
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	20,582	3,154
Nykredit Realkredit AS, Series 01E, 0.50% 2050[4]	488,200	66,925
		267,140
Malaysian ringgits 1.93%
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR287,510	67,903
Malaysia (Federation of), Series 0217, 4.059% 2024	11,000	2,655
Malaysia (Federation of), Series 0114, 4.181% 2024	10,000	2,419
Malaysia (Federation of), Series 0119, 3.906% 2026	196,500	47,090
Malaysia (Federation of), Series 0307, 3.502% 2027	24,540	5,766
Malaysia (Federation of), Series 0417, 3.899% 2027	16,650	3,975
Malaysia (Federation of), Series 0513, 3.733% 2028	37,100	8,748
Malaysia (Federation of), Series 0419, 3.828% 2034	9,190	2,157
Malaysia (Federation of), Series 0317, 4.762% 2037	8,830	2,224
Malaysia (Federation of), Series 0418, 4.893% 2038	351,805	90,876
Malaysia (Federation of), Series 0219, 4.467% 2039	58,000	13,737
Malaysia (Federation of), Series 0519, 3.757% 2040	15,110	3,357
Malaysia (Federation of), Series 0518, 4.921% 2048	34,650	9,015
		259,922
Mexican pesos 1.24%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	544
Petróleos Mexicanos 7.19% 2024	33,581	1,132
Petróleos Mexicanos 7.47% 2026	508,419	16,294
United Mexican States, Series M, 8.00% 2023	516,495	22,852
United Mexican States, Series M20, 10.00% 2024	138,000	6,579
United Mexican States, Series M, 5.75% 2026	79,500	3,170
United Mexican States, Series M, 7.50% 2027	1,768,520	75,845
United Mexican States, Series M20, 8.50% 2029	674,640	30,722
United Mexican States, Series M30, 8.50% 2038	128,400	5,725
United Mexican States, Series M, 8.00% 2047	114,500	4,824
		167,687
South African rand 0.93%
South Africa (Republic of) 8.00% 2030	ZAR27,550	1,265
South Africa (Republic of), Series R-214, 6.50% 2041	478,350	15,932
South Africa (Republic of), Series R-2044, 8.75% 2044	640,850	27,136
South Africa (Republic of), Series R-2048, 8.75% 2048	1,943,060	81,593
		125,926
Russian rubles 0.93%
Russian Federation 7.00% 2023	RUB1,998,760	25,903
Russian Federation 7.10% 2024	184,000	2,397
Russian Federation 8.15% 2027	472,225	6,556
Russian Federation 6.90% 2029	1,317,875	17,115
Russian Federation 7.65% 2030	1,843,000	25,143
Capital World Bond Fund — Page 6 of 40

unaudited
Bonds, notes & other debt instruments (continued) Russian rubles (continued)	Principal amount (000)	Value (000)
Russian Federation 8.50% 2031	RUB585,940	$8,538
Russian Federation 7.70% 2033	1,633,510	22,549
Russian Federation 7.25% 2034	1,021,725	13,602
Russian Federation 7.70% 2039	153,675	2,134
Russian Federation, Series 2002, 2.50% 2028[3]	90,381	1,110
		125,047
Israeli shekels 0.64%
Israel (State of) 2.00% 2027	ILS160,700	48,800
Israel (State of) 5.50% 2042	80,200	37,191
Israel (State of) 3.75% 2047	1,780	668
		86,659
South Korean won 0.62%
South Korea (Republic of), Series 2209, 2.00% 2022	KRW40,035,100	33,629
South Korea (Republic of), Series 2712, 2.375% 2027	43,869,200	38,416
South Korea (Republic of), Series 3909, 1.125% 2039	15,291,240	11,429
		83,474
Indian rupees 0.59%
HDFC Bank Ltd. 7.95% 2026	INR200,000	2,608
India (Republic of) 6.97% 2026	2,250,000	30,720
India (Republic of) 7.59% 2026	217,600	3,053
India (Republic of) 8.24% 2027	1,161,600	16,829
India (Republic of) 7.26% 2029	562,540	7,834
India (Republic of) 7.73% 2034	199,000	2,878
National Highways Authority of India 7.17% 2021	920,000	12,397
National Highways Authority of India 7.27% 2022	210,000	2,815
		79,134
Polish zloty 0.45%
Poland (Republic of), Series 0123, 2.50% 2023	PLN150,000	37,840
Poland (Republic of), Series 1023, 4.00% 2023	25,000	6,673
Poland (Republic of), Series 1024, 2.25% 2024	35,000	8,902
Poland (Republic of), Series 1029, 2.75% 2029	26,990	7,154
		60,569
Norwegian kroner 0.37%
Norway (Kingdom of) 3.75% 2021	NKr360,361	36,041
Norway (Kingdom of) 1.375% 2030	142,400	14,374
		50,415
Ukrainian hryvnia 0.30%
Ukraine 14.30% 2020	UAH37,000	1,341
Ukraine 14.64% 2020	19,884	716
Ukraine 17.25% 2020	54,111	1,955
Ukraine 17.25% 2020	17,600	636
Ukraine 14.91% 2022	156,567	5,100
Ukraine 16.06% 2022	299,325	10,040
Ukraine 17.00% 2022	332,718	11,370
Ukraine 17.25% 2022	103,990	3,600
Ukraine 11.67% 2023	3,154	90
Capital World Bond Fund — Page 7 of 40

unaudited
Bonds, notes & other debt instruments (continued) Ukrainian hryvnia (continued)	Principal amount (000)	Value (000)
Ukraine 15.84% 2025	UAH149,360	$4,760
Ukraine 15.84% 2025	9,100	290
		39,898
Thai baht 0.26%
Thailand (Kingdom of) 2.125% 2026	THB1,073,800	34,578
Thailand (Kingdom of) 3.30% 2038	18,560	684
		35,262
Brazilian reais 0.20%
Brazil (Federative Republic of) 0% 2021	BRL92,000	16,948
Brazil (Federative Republic of) 10.00% 2029	17,500	3,839
Brazil (Federative Republic of) 6.00% 2050[3]	23,529	5,511
		26,298
Indonesian rupiah 0.19%
Indonesia (Republic of), Series 77, 8.125% 2024	IDR34,635,000	2,191
Indonesia (Republic of), Series 78, 8.25% 2029	240,819,000	15,023
Indonesia (Republic of), Series 68, 8.375% 2034	143,239,000	8,734
		25,948
Colombian pesos 0.14%
Colombia (Republic of), Series B, 10.00% 2024	COP10,207,000	2,873
Colombia (Republic of), Series B, 7.50% 2026	2,100,000	530
Colombia (Republic of), Series B, 6.00% 2028	67,152,600	15,440
		18,843
Dominican pesos 0.13%
Dominican Republic 8.90% 2023	DOP113,000	1,950
Dominican Republic 9.75% 2026	703,850	11,816
Dominican Republic 11.00% 2026	118,300	2,194
Dominican Republic 11.375% 2029	71,700	1,410
		17,370
Australian dollars 0.09%
Australia (Commonwealth of), Series 138, 3.25% 2029	A$12,030	9,046
Australia (Commonwealth of), Series 157, 1.50% 2031	5,000	3,301
		12,347
Argentine pesos 0.08%
Argentine Republic 2.50% 2021[3]	ARS801,068	5,843
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 52.564% 2022[5]	127,831	909
Argentine Republic 1.40% 2023	602,392	3,503
Argentine Republic 4.00% 2023[3]	58,398	468
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 43.668% 2028[5]	60,051	544
		11,267
Uruguayan pesos 0.06%
Uruguay (Oriental Republic of) 8.50% 2028	UYU412,190	7,691
New Zealand dollars 0.04%
New Zealand 4.50% 2027	NZ$7,250	5,390
Capital World Bond Fund — Page 8 of 40

unaudited
Bonds, notes & other debt instruments (continued) Chilean pesos 0.04%	Principal amount (000)	Value (000)
Chile (Banco Central de) 4.50% 2026	CLP1,225,000	$1,566
Chile (Banco Central de) 4.70% 2030	2,170,000	2,780
Chile (Republic of) 5.00% 2035	785,000	1,021
		5,367
Turkish lira 0.03%
Turkey (Republic of) 8.50% 2022	TRY1,725	242
Turkey (Republic of) 2.80% 2023[3]	5,798	874
Turkey (Republic of) 4.10% 2024[3]	15,311	2,459
Turkey (Republic of) 10.60% 2026	6,400	876
		4,451
Peruvian nuevos soles 0.03%
Peru (Republic of) 5.35% 2040	PEN13,085	3,697
Romanian leu 0.03%
Romania 5.95% 2021	RON15,000	3,522
Egyptian pounds 0.02%
Egypt (Arab Republic of) 14.80% 2023	EGP27,200	1,775
Egypt (Arab Republic of) 15.90% 2024	20,850	1,415
Egypt (Arab Republic of) 18.40% 2024	450	33
		3,223
Ghana cedi 0.00%
Ghana (Republic of) 19.00% 2026	GHS2,195	342
Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW7,400	201
U.S. dollars 43.11%
Abbott Laboratories 3.40% 2023	$5,950	6,262
AbbVie Inc. 2.50% 2020	2,525	2,525
AbbVie Inc. 2.60% 2024[2]	2,407	2,450
AbbVie Inc. 2.95% 2026[2]	1,721	1,758
AbbVie Inc. 4.45% 2046	1,943	2,074
Abu Dhabi (Emirate of) 2.50% 2022[2]	10,600	10,665
Abu Dhabi (Emirate of) 3.125% 2027[2]	10,600	10,835
Abu Dhabi (Emirate of) 3.125% 2027	650	664
Abu Dhabi (Emirate of) 2.50% 2029	750	732
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[2]	1,000	1,025
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[2]	20,735	20,637
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[2]	440	460
ACE INA Holdings Inc. 2.30% 2020	2,555	2,558
Adobe Inc. 1.90% 2025	1,847	1,867
Adobe Inc. 2.15% 2027	11,654	11,813
Adobe Inc. 2.30% 2030	5,920	5,941
ADT Corp. 3.50% 2022	3,325	3,267
Advisor Group Holdings, LLC 6.25% 2028[2]	680	576
AES Corp. 5.50% 2025	1,482	1,463
AG Merger Sub II, Inc. 10.75% 2027[2]	1,488	1,307
Capital World Bond Fund — Page 9 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Air Liquide SA 2.25% 2029[2]	$500	$464
Albertsons Cos. LLC 5.75% 2025	365	368
Albertsons Cos. LLC 4.625% 2027[2]	1,600	1,601
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,361
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,046
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	477
Alexandria Real Estate Equities, Inc. 2.75% 2029	631	555
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,000	1,049
Alexandria Real Estate Equities, Inc. 3.375% 2031	710	692
Allergan PLC 3.80% 2025	1,037	1,064
Allergan PLC 4.75% 2045	3,800	4,119
Allison Transmission Holdings, Inc. 5.00% 2024[2]	3,150	3,079
Allstate Corp. 3.85% 2049	250	279
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.027% 2025[5,6]	3,265	2,526
Altice NV 7.50% 2026[2]	525	513
Altria Group, Inc. 5.95% 2049	2,476	2,893
Amazon.com, Inc. 3.15% 2027	170	187
Amazon.com, Inc. 3.875% 2037	250	301
Amazon.com, Inc. 4.05% 2047	320	410
AMC Networks Inc. 4.75% 2025	725	710
Ameren Corp. 3.50% 2031	950	948
American Campus Communities, Inc. 3.75% 2023	3,090	3,119
American Campus Communities, Inc. 4.125% 2024	1,945	2,023
American Campus Communities, Inc. 3.30% 2026	1,500	1,483
American Campus Communities, Inc. 3.625% 2027	2,575	2,575
American Electric Power Co., Inc. 2.30% 2030	2,500	2,348
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[2]	1,783	1,218
American Honda Finance Corp. 1.65% 2021	4,750	4,698
American Honda Finance Corp. 3.55% 2024	1,000	1,032
American Honda Finance Corp. 3.50% 2028	777	772
American International Group, Inc. 3.90% 2026	475	496
American International Group, Inc. 4.80% 2045	500	534
Amgen Inc. 1.90% 2025	3,077	3,107
Amgen Inc. 2.20% 2027	2,359	2,358
Anglo American Capital PLC 5.625% 2030[2]	3,800	3,865
Angola (Republic of) 9.50% 2025	3,470	1,495
Angola (Repulic of) 8.25% 2028	1,600	667
Angola (Repulic of) 8.00% 2029[2]	850	355
Anheuser-Busch Co./InBev Worldwide 4.70% 2036	2,000	2,096
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	2,000	2,193
Anheuser-Busch InBev NV 4.15% 2025	13,770	14,879
Anheuser-Busch InBev NV 4.75% 2029	17,274	19,032
Anheuser-Busch InBev NV 4.90% 2031	2,500	2,783
Anheuser-Busch InBev NV 5.55% 2049	1,767	2,088
AON Corp. 2.20% 2022	1,024	1,020
Apache Corp. 4.25% 2030	2,246	1,194
Apache Corp. 4.75% 2043	5,260	2,338
Apache Corp. 5.35% 2049	2,320	1,172
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.45% 2025[5,6]	250	231
Argentine Republic 6.875% 2021	11,015	3,222
Argentine Republic 7.50% 2026	18,820	5,317
Argentine Republic 5.875% 2028	1,200	328
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[1]	4,000	1,213
Argentine Republic 7.625% 2046	3,400	884
Argentine Republic 6.875% 2048	11,705	3,087
Capital World Bond Fund — Page 10 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Armenia (Republic of) 7.15% 2025	$400	$410
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[5,6]	679	603
Associated Materials, LLC 9.00% 2024[2]	6,058	4,907
AstraZeneca PLC 4.00% 2029	5,964	6,795
AT&T Inc. 4.50% 2035	100	109
AT&T Inc. 4.30% 2042	25	27
AT&T Inc. 4.35% 2045	1,055	1,121
AT&T Inc. 4.50% 2048	1,125	1,227
Autoridad del Canal de Panama 4.95% 2035[2]	3,200	3,697
Avangrid, Inc. 3.80% 2029	3,000	3,078
Avis Budget Group, Inc. 5.50% 2023	1,216	1,044
Avis Budget Group, Inc. 5.25% 2025[2]	750	596
Azerbaijan (Republic of) 4.75% 2024	500	490
B&G Foods, Inc. 5.25% 2025	1,155	1,134
Bahrain (Kingdom of) 5.875% 2021	2,675	2,621
Bahrain (Kingdom of) 6.125% 2022	400	382
Bahrain (Kingdom of) 6.125% 2023	1,430	1,365
Banco do Brasil SA (Cayman) 3.875% 2022	1,300	1,276
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[1]	1,900	1,698
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[1,2]	290	259
Bank of America Corp. 2.625% 2020	6,875	6,886
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[1]	1,956	2,020
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	23,672	22,800
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	42,225	48,063
Bank of China Ltd. 3.50% 2027	1,040	1,135
Bausch Health Cos. Inc. 5.00% 2028[2]	340	324
Baxalta Inc. 4.00% 2025	469	500
Bayer US Finance II LLC 3.875% 2023[2]	5,690	5,833
Bayer US Finance II LLC 4.25% 2025[2]	557	580
Bayer US Finance II LLC 4.375% 2028[2]	500	536
Bayer US Finance II LLC 4.875% 2048[2]	300	347
Bayerische Motoren Werke AG 2.95% 2022[2]	25,475	25,065
Bayerische Motoren Werke AG 3.45% 2023[2]	5,740	5,709
Bayerische Motoren Werke AG 3.15% 2024[2]	2,555	2,539
Becton, Dickinson and Co. 2.894% 2022	3,630	3,636
Becton, Dickinson and Co. 3.734% 2024	5,427	5,574
Becton, Dickinson and Co. 3.70% 2027	3,850	3,921
Berkshire Hathaway Energy Co. 4.05% 2025[2]	1,650	1,781
Berkshire Hathaway Energy Co. 3.70% 2030[2]	4,600	4,895
Berkshire Hathaway Energy Co. 4.25% 2050[2]	1,850	2,120
Berkshire Hathaway Finance Corp. 4.20% 2048	2,000	2,362
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,711
BJ’s Wholesale Club Inc., Term Loan, (3-month USD-LIBOR + 2.25%) 3.047% 2024[5,6]	255	244
BMW Finance NV 2.40% 2024[2]	3,000	2,944
Boeing Co. 3.10% 2026	1,789	1,658
Boeing Co. 2.70% 2027	3,292	3,028
Boeing Co. 3.20% 2029	5,156	4,772
Boeing Co. 2.95% 2030	151	140
Boston Scientific Corp. 3.375% 2022	5,000	5,163
Boston Scientific Corp. 3.45% 2024	2,780	2,858
Boston Scientific Corp. 3.75% 2026	3,380	3,553
Boston Scientific Corp. 4.70% 2049	360	413
BP Capital Markets PLC 3.79% 2024	8,610	8,938
Capital World Bond Fund — Page 11 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
BP Capital Markets PLC 3.00% 2050	$1,030	$966
Braskem SA 4.50% 2030[2]	4,050	3,167
Bristol-Myers Squibb Co. 2.60% 2022[2]	1,379	1,408
Bristol-Myers Squibb Co. 2.90% 2024[2]	17,891	18,999
Bristol-Myers Squibb Co. 3.875% 2025[2]	2,050	2,228
Bristol-Myers Squibb Co. 3.20% 2026[2]	2,254	2,413
Bristol-Myers Squibb Co. 3.40% 2029[2]	3,000	3,304
British American Tobacco PLC 2.764% 2022	3,110	3,067
British American Tobacco PLC 2.789% 2024	5,900	5,819
British American Tobacco PLC 3.215% 2026	4,902	4,672
British American Tobacco PLC 3.557% 2027	7,740	7,306
British American Tobacco PLC 4.70% 2027	775	791
British American Tobacco PLC 3.462% 2029	5,900	5,496
British American Tobacco PLC 4.906% 2030	2,443	2,511
British American Tobacco PLC 4.39% 2037	4,200	3,908
British American Tobacco PLC 4.758% 2049	8,086	7,659
British American Tobacco PLC 5.282% 2050	5,040	5,076
Broadcom Inc. 4.75% 2029[2]	5,000	5,089
Broadcom Ltd. 3.00% 2022	13,000	12,891
Broadcom Ltd. 3.625% 2024	8,000	7,932
Broadcom Ltd. 3.875% 2027	4,325	4,133
Broadcom Ltd. 3.50% 2028	3,530	3,279
Brookfield Property REIT Inc. 5.75% 2026[2]	5,615	4,587
Cablevision Systems Corp. 6.75% 2021	5,425	5,624
Cameroon (Republic of) 9.50% 2025	1,500	1,362
Canadian Natural Resources Ltd. 3.85% 2027	5,171	4,103
Carrier Global Corp. 2.493% 2027[2]	750	719
Carrier Global Corp. 2.722% 2030[2]	2,453	2,271
Carrier Global Corp. 3.377% 2040[2]	989	877
Carrizo Oil & Gas Inc. 6.25% 2023	1,120	274
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[1]	22,420	21,299
CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)[1]	3,420	3,317
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[2]	2,550	2,591
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	2,000	2,032
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	1,475	1,454
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	1,500	1,505
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[2]	1,720	1,687
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	700	733
Cenovus Energy Inc. 5.40% 2047	3,733	1,704
Centene Corp. 4.75% 2022	2,730	2,758
Centene Corp. 4.75% 2025	1,600	1,630
Centene Corp. 4.625% 2029[2]	2,890	2,920
Centene Corp. 3.375% 2030[2]	520	486
CenterPoint Energy, Inc. 2.95% 2030	2,500	2,380
CenturyLink, Inc. 6.75% 2023	3,125	3,341
CenturyLink, Inc. 7.50% 2024	1,250	1,377
CenturyLink, Inc. 5.125% 2026[2]	1,225	1,228
CenturyLink, Inc. 4.00% 2027[2]	425	409
CenturyLink, Inc., Series T, 5.80% 2022	3,300	3,348
Chemours Co. 6.625% 2023	2,442	2,076
Cheniere Energy, Inc. 3.70% 2029[2]	1,077	810
Chesapeake Energy Corp. 4.875% 2022	5,470	602
Chesapeake Energy Corp. 5.75% 2023	1,280	138
Chesapeake Energy Corp. 11.50% 2025[2]	1,592	271
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.878% 2024[5,6]	1,185	481
Capital World Bond Fund — Page 12 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Chevron Corp. 2.954% 2026	$6,590	$6,944
Chevron Phillips Chemical Co. LLC 3.30% 2023[2]	155	151
Chile (Republic of) 3.24% 2028	1,075	1,142
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[1]	5,800	5,965
Cigna Corp. 3.40% 2021	3,835	3,895
Cigna Corp. 3.75% 2023	5,724	5,902
Cigna Corp. 4.125% 2025	2,615	2,805
Cigna Corp. 4.375% 2028	3,868	4,171
Citigroup Inc. 2.90% 2021	10,000	10,099
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	7,027	6,977
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[1]	15,600	17,199
Cleveland-Cliffs Inc. 4.875% 2024[2]	5,150	4,757
Cleveland-Cliffs Inc. 5.75% 2025	3,871	3,019
Cleveland-Cliffs Inc. 6.75% 2026[2]	2,215	1,970
Cleveland-Cliffs Inc. 5.875% 2027[2]	6,275	3,793
Colbun SA 3.95% 2027[2]	2,445	2,357
Colombia (Republic of) 4.50% 2026	750	763
Colombia (Republic of) 7.375% 2037	1,000	1,255
Colombia (Republic of) 5.20% 2049	12,200	12,901
Columbia Pipeline Partners LP 3.30% 2020	395	393
Comcast Corp. 3.95% 2025	16,595	18,307
Comcast Corp. 2.65% 2030	6,460	6,668
Comcast Corp. 3.25% 2039	1,190	1,262
Comcast Corp. 3.45% 2050	4,490	4,950
Comision Federal de Electricidad 4.875% 2024[2]	3,500	3,356
Comision Federal de Electricidad 4.75% 2027[2]	370	345
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.05% on 9/12/2029)[1,2]	7,636	6,936
CommScope Finance LLC 6.00% 2026[2]	1,450	1,456
Communications Sales & Leasing, Inc. 6.00% 2023[2]	1,075	986
Compass Diversified Holdings 8.00% 2026[2]	3,090	2,993
Comstock Resources, Inc. 9.75% 2026	1,574	1,129
Conagra Brands, Inc. 4.30% 2024	6,000	6,241
Conagra Brands, Inc. 4.60% 2025	1,200	1,273
Conagra Brands, Inc. 5.40% 2048	5,137	5,809
Concho Resources Inc. 4.85% 2048	1,999	1,630
CONSOL Energy Inc. 5.875% 2022	10,994	10,142
Consolidated Edison Co. of New York, Inc. 3.35% 2030	575	594
Consolidated Edison Co. of New York, Inc. 3.988% 2050	1,125	1,177
Constellation Brands, Inc. 2.65% 2022	7,000	6,699
Constellation Brands, Inc. 4.10% 2048	750	688
Constellation Oil Services Holding SA 10.00% 2024[2,7]	6,218	2,487
Consumers Energy Co. 3.10% 2050	5,026	4,925
Convey Park Energy LLC 7.50% 2025[2]	675	483
Costa Rica (Republic of) 6.125% 2031[2]	3,935	3,343
Costa Rica (Republic of) 7.00% 2044	3,482	2,821
CRCC Yuxiang Ltd., 3.50% 2023	327	350
CRCC Yuxiang Ltd., 3.97% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.243% on 6/27/2024)[1]	2,440	2,430
Crédit Agricole SA 4.375% 2025[2]	14,265	14,278
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	9,995	10,138
CRH America, Inc. 5.125% 2045[2]	3,000	2,920
CSX Corp. 4.25% 2029	6,730	7,568
CSX Corp. 3.80% 2050	624	658
CVR Partners, LP 9.25% 2023[2]	2,575	2,080
Capital World Bond Fund — Page 13 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 2.80% 2020	$1,900	$1,900
CVS Health Corp. 3.35% 2021	4,432	4,464
CVS Health Corp. 3.70% 2023	3,130	3,262
CVS Health Corp. 4.30% 2028	4,354	4,633
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	300	289
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	28,225	27,453
DaimlerChrysler North America Holding Corp. 3.40% 2022[2]	3,370	3,278
Danske Bank AS 2.70% 2022[2]	7,200	6,889
DaVita HealthCare Partners Inc. 5.00% 2025	1,260	1,266
DCP Midstream Operating LP 4.95% 2022	1,605	1,330
Deutsche Telekom AG 3.625% 2050[2]	3,480	3,479
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	356
Dianjian Haiyu Ltd., 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 7/19/2023)[1]	1,501	1,463
Dianjian International Finance Ltd., 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[1]	2,205	2,172
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 10.25% 2022[5,6]	3,725	3,377
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.813% 2023[5,6,8]	436	377
Diebold, Inc. 8.50% 2024	1,875	1,235
Dominican Republic 7.50% 2021[2]	7,000	7,021
Dominican Republic 7.50% 2021	2,849	2,858
Dominican Republic 5.50% 2025[2]	6,500	6,297
Dominican Republic 6.875% 2026	3,270	3,282
Dominican Republic 5.95% 2027	3,362	3,207
Dominican Republic 8.625% 2027[2]	1,000	1,059
Dominican Republic 6.00% 2028[2]	555	531
Dominican Republic 4.50% 2030[2]	7,700	6,734
Dominican Republic 6.85% 2045	3,515	3,260
Dominican Republic 6.85% 2045[2]	230	213
Dominican Republic 6.40% 2049[2]	10,648	9,480
Dominican Republic 6.40% 2049	1,630	1,451
Dominican Republic 5.875% 2060[2]	8,727	7,440
Dominican Republic 5.875% 2060	295	251
Dominion Resources, Inc. 3.375% 2030	925	916
Dow Chemical Co. 4.55% 2025	500	531
Dow Chemical Co. 3.625% 2026	382	375
Dow Chemical Co. 4.80% 2028	385	418
Dow Chemical Co. 5.55% 2048	725	818
Dow Chemical Co. 4.80% 2049	2,500	2,615
DP World Crescent 4.848% 2028[2]	2,925	2,669
Duke Energy Florida, LLC 2.50% 2029	5,449	5,369
Duke Energy Progress, LLC 3.70% 2028	6,150	6,594
Dun & Bradstreet Corp. 6.875% 2026[2]	1,080	1,129
Edison International 4.95% 2025	150	152
Edison International 5.75% 2027	1,576	1,642
Edison International 4.125% 2028	12,001	11,516
EDP Finance BV 5.25% 2021[2]	2,500	2,573
EDP Finance BV 3.625% 2024[2]	3,000	3,030
Egypt (Arab Republic of) 5.75% 2020	9,200	9,189
Egypt (Arab Republic of) 6.125% 2022	830	802
Egypt (Arab Republic of) 4.55% 2023[2]	1,600	1,425
Egypt (Arab Republic of) 5.875% 2025	2,000	1,805
Egypt (Arab Republic of) 7.50% 2027[2]	10,300	9,407
Electricité de France SA 3.625% 2025[2]	760	784
Electricité de France SA 4.50% 2028[2]	1,722	1,902
Electricité de France SA 4.875% 2038[2]	7,267	8,386
Capital World Bond Fund — Page 14 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Electricité de France SA 4.875% 2044[2]	$325	$358
Electricité de France SA 4.95% 2045[2]	206	230
Electricité de France SA 5.00% 2048[2]	573	650
Eli Lilly and Co. 2.75% 2025	2,093	2,167
Embarq Corp. 7.995% 2036	1,855	1,846
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	6,333	5,869
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,077
Empresas Publicas de Medellin E.S.P. 4.25% 2029[2]	4,935	4,249
ENA Norte Trust 4.95% 2028[2]	4,277	4,272
Enbridge Energy Partners, LP 7.375% 2045	1,737	1,918
Encompass Health Corp. 4.50% 2028	480	473
Endo International PLC 5.75% 2022[2]	6,075	4,526
Endo International PLC 6.00% 2025[1,2]	7,845	5,401
Enel Chile SA 4.875% 2028	1,435	1,427
Enel Finance International SA 2.75% 2023[2]	21,600	20,400
Enel Finance International SA 3.50% 2028[2]	7,600	7,651
Enel Finance International SA 4.75% 2047[2]	4,218	4,327
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 09/24/2023)[1,2]	10,000	10,628
Energy Transfer Partners, LP 4.20% 2027	12,190	9,896
Energy Transfer Partners, LP 5.30% 2047	550	420
Energy Transfer Partners, LP 6.00% 2048	3,997	3,368
Energy Transfer Partners, LP 6.25% 2049	3,856	3,275
Engie Energia Chile SA 3.40% 2030[2]	5,795	4,981
EPR Properties 3.75% 2029	2,900	2,175
Equinix, Inc. 3.20% 2029	9,278	8,643
Essex Portfolio LP 3.625% 2022	1,420	1,409
Essex Portfolio LP 3.25% 2023	2,870	2,819
Essex Portfolio LP 3.875% 2024	3,360	3,374
Essex Portfolio LP 4.00% 2029	1,200	1,232
Ethiopia (Federal Democratic Republic of) 6.625% 2024	5,430	4,907
Euramax International, Inc. 12.00% 2020[2]	3,675	2,627
European Investment Bank 2.25% 2022	4,600	4,751
Exelon Corp. 4.05% 2030	1,575	1,563
Exelon Corp. 4.70% 2050	350	367
Export Credit Bank of Turkey 5.375% 2021[2]	4,660	4,600
Export Credit Bank of Turkey 5.375% 2021	1,280	1,263
Extraction Oil & Gas, Inc. 5.625% 2026[2]	2,475	430
Exxon Mobil Corp. 2.222% 2021	4,000	4,047
Exxon Mobil Corp. 2.019% 2024	2,990	2,992
Exxon Mobil Corp. 2.992% 2025	13,300	14,024
Exxon Mobil Corp. 2.44% 2029	2,090	2,143
Exxon Mobil Corp. 3.482% 2030	23,530	26,107
Exxon Mobil Corp. 2.995% 2039	810	815
Exxon Mobil Corp. 4.327% 2050	790	969
Fannie Mae 6.50% 2047[4]	70	75
Fannie Mae 6.50% 2047[4]	18	19
Fannie Mae 7.00% 2047[4]	38	43
Fannie Mae Pool #AI6697 3.00% 2026[4]	569	597
Fannie Mae Pool #AJ0049 3.00% 2026[4]	238	250
Fannie Mae Pool #AL1381 3.00% 2027[4]	27	28
Fannie Mae Pool #BM4299 3.00% 2030[4]	1,688	1,770
Fannie Mae Pool #FM1465 3.00% 2030[4]	308	324
Fannie Mae Pool #BO7771 2.50% 2034[4]	756	787
Fannie Mae Pool #MA3864 2.50% 2034[4]	189	196
Capital World Bond Fund — Page 15 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ9733 2.50% 2034[4]	$47	$49
Fannie Mae Pool #SB8021 3.00% 2034[4]	973	1,020
Fannie Mae Pool #BK0499 3.00% 2034[4]	578	607
Fannie Mae Pool #MA3955 2.50% 2035[4]	470	489
Fannie Mae Pool #826003 6.00% 2035[4]	41	46
Fannie Mae Pool #964204 5.50% 2038[4]	1,037	1,177
Fannie Mae Pool #BC7599 4.00% 2046[4]	3,612	3,891
Fannie Mae Pool #BC8578 4.00% 2046[4]	884	953
Fannie Mae Pool #CA0487 3.50% 2047[4]	450	479
Fannie Mae Pool #MA3467 4.00% 2048[4]	29,421	31,421
Fannie Mae Pool #FM1437 4.00% 2048[4]	17,451	18,645
Fannie Mae Pool #MA3495 4.00% 2048[4]	9,077	9,720
Fannie Mae Pool #MA3521 4.00% 2048[4]	4,665	4,984
Fannie Mae Pool #BJ9252 4.00% 2048[4]	3,952	4,220
Fannie Mae Pool #BK4764 4.00% 2048[4]	3,370	3,610
Fannie Mae Pool #BK7608 4.00% 2048[4]	1,639	1,750
Fannie Mae Pool #BK0915 4.00% 2048[4]	1,226	1,308
Fannie Mae Pool #MA3443 4.00% 2048[4]	1,078	1,153
Fannie Mae Pool #BK0920 4.00% 2048[4]	329	352
Fannie Mae Pool #MA3384 4.00% 2048[4]	137	146
Fannie Mae Pool #CA4566 3.50% 2049[4]	5,371	5,681
Fannie Mae Pool #BN5402 3.50% 2049[4]	315	333
Fannie Mae Pool #CA3138 3.599% 2049[4,5]	9,569	9,933
Fannie Mae, Series 2001-4, Class GA, 9.136% 2025[4,5]	—[9]	—[9]
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	2,487	2,546
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[4]	1,893	1,932
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	376	356
First Quantum Minerals Ltd. 7.25% 2023[2]	5,325	4,593
First Quantum Minerals Ltd. 6.50% 2024[2]	1,226	1,025
First Quantum Minerals Ltd. 7.50% 2025[2]	10,775	9,034
First Quantum Minerals Ltd. 6.875% 2026[2]	1,175	949
FirstEnergy Corp. 3.50% 2028[2]	1,425	1,350
FirstEnergy Corp. 2.65% 2030	6,412	6,083
Florida Power & Light Co. 2.85% 2025	3,075	3,236
Florida Power & Light Co. 3.15% 2049	1,185	1,235
Ford Motor Credit Co. 3.664% 2024	838	750
Ford Motor Credit Co. 5.584% 2024	412	384
Fox Corp. 3.50% 2030	3,271	3,320
France Télécom 9.00% 2031[1]	5,390	8,195
Freddie Mac 6.00% 2038[4]	41	46
Freddie Mac 3.50% 2048[4]	166	176
Freddie Mac 3.735% 2049[4,5]	1,531	1,590
Freddie Mac Pool #ZK3775 3.00% 2026[4]	79	83
Freddie Mac Pool #ZT1344 3.00% 2033[4]	1,868	1,960
Freddie Mac Pool #SB0023 3.00% 2033[4]	830	870
Freddie Mac Pool #ZT2094 2.50% 2034[4]	7,516	7,815
Freddie Mac Pool #SB8013 2.50% 2034[4]	1,211	1,259
Freddie Mac Pool #SB8020 2.50% 2034[4]	366	381
Freddie Mac Pool #SB8035 2.50% 2035[4]	402	418
Freddie Mac Pool #SI2002 4.00% 2048[4]	26,867	28,842
Freddie Mac Pool #ZS4785 4.00% 2048[4]	12,817	13,688
Freddie Mac Pool #ZT1776 3.50% 2049[4]	555	587
Freddie Mac Pool #RA1936 3.50% 2049[4]	113	120
Freddie Mac Pool #2B7343 3.764% 2049[4,5]	12,427	12,907
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	655	634
Capital World Bond Fund — Page 16 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	$102	$96
Freeport-McMoRan Inc. 3.55% 2022	952	918
Freeport-McMoRan Inc. 3.875% 2023	150	144
Freeport-McMoRan Inc. 4.25% 2030	1,275	1,113
Freeport-McMoRan Inc. 5.45% 2043	800	722
Frontier Communications Corp. 11.00% 2025[10]	19,155	5,124
Frontier Communications Corp. 8.00% 2027[2]	1,275	1,265
FS Energy and Power Fund 7.50% 2023[2]	2,325	2,087
FXI Holdings, Inc. 7.875% 2024[2]	1,355	925
FXI Holdings, Inc. 12.25% 2026[2]	2,670	2,098
Gabonese Republic 6.375% 2024	346	243
Gabonese Republic 6.95% 2025	1,750	1,179
Gabonese Republic 6.625% 2031[2]	325	201
Gaming and Leisure Properties, Inc. 3.35% 2024	1,014	906
Gaming and Leisure Properties, Inc. 4.00% 2030	1,331	1,024
Gazprom OJSC 5.999% 2021[2]	3,900	3,974
GE Capital International Funding Co. 4.418% 2035	2,771	3,006
General Dynamics Corp. 3.75% 2028	4,876	5,199
General Dynamics Corp. 4.25% 2050	334	416
General Electric Capital Corp. 3.373% 2025	3,750	3,777
General Mills, Inc. 3.20% 2021	2,215	2,237
General Motors Co. 6.75% 2046	4,955	3,977
General Motors Financial Co. 3.55% 2022	1,850	1,711
General Motors Financial Co. 5.10% 2024	7,000	6,459
General Motors Financial Co. 2.90% 2025	3,720	3,226
General Motors Financial Co. 4.00% 2026	1,000	852
Genesis Energy, LP 6.50% 2025	920	672
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[2]	525	540
Ghana (Republic of) 6.375% 2027[2]	480	354
GlaxoSmithKline PLC 3.375% 2023	12,315	12,870
GlaxoSmithKline PLC 3.625% 2025	2,005	2,165
Gogo Inc. 9.875% 2024[2]	13,845	11,024
Goldman Sachs Group, Inc. 5.25% 2021	2,355	2,450
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,115	1,122
Goldman Sachs Group, Inc. 3.20% 2023	10,279	10,503
Goldman Sachs Group, Inc. 3.80% 2030	10,230	10,690
Government National Mortgage Assn. 4.00% 2045[4]	7,506	8,204
Government National Mortgage Assn. 4.50% 2049[4]	724	771
Government National Mortgage Assn. 3.00% 2050[4,11]	4,600	4,866
Government National Mortgage Assn. 3.50% 2050[4,11]	5,650	5,953
Government National Mortgage Assn. 4.50% 2050[4,11]	386	410
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[4]	4,600	4,890
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	15	16
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	10,005	9,754
Groupe BPCE SA 2.75% 2023[2]	5,175	5,109
Groupe BPCE SA 5.70% 2023[2]	11,253	11,582
Groupe BPCE SA 5.15% 2024[2]	5,000	5,281
Guardian Life Global Funding 2.90% 2024[2]	525	541
Guatemala (Republic of) 4.50% 2026	1,261	1,234
Guatemala (Republic of) 4.375% 2027	2,710	2,625
Guatemala (Republic of) 4.875% 2028	4,400	4,306
Gulf Power Co. 3.30% 2027	1,508	1,482
H.I.G. Capital, LLC 6.75% 2024[2]	768	642
Hanesbrands Inc. 4.625% 2024[2]	1,270	1,265
Hanesbrands Inc. 4.875% 2026[2]	1,105	1,092
Capital World Bond Fund — Page 17 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Hardwoods Acquisition Inc. 7.50% 2021[2]	$959	$345
Hartford Financial Services Group, Inc. 2.80% 2029	3,500	3,428
Hartford Financial Services Group, Inc. 3.60% 2049	750	713
HCA Inc. 5.875% 2023	875	919
HCA Inc. 5.375% 2025	305	312
HealthSouth Corp. 5.75% 2025	4,130	4,001
Hertz Global Holdings Inc. 7.625% 2022[2]	902	737
Hess Midstream Partners LP 5.125% 2028[2]	785	555
Hexion Inc. 7.875% 2027[2]	1,220	1,046
Holcim Ltd. 5.15% 2023[2]	2,500	2,795
Home Depot, Inc. 2.95% 2029	8,624	8,943
Home Depot, Inc. 4.50% 2048	863	1,064
Home Depot, Inc. 3.35% 2050	2,500	2,726
Honduras (Republic of) 8.75% 2020	8,427	8,416
Honduras (Republic of) 6.25% 2027	2,462	2,163
Honeywell International Inc. 2.30% 2024	2,200	2,189
Honeywell International Inc. 2.70% 2029	4,408	4,503
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	4,750	4,888
HSBC Holdings PLC 4.95% 2030	5,450	6,018
Hungary 5.375% 2024	25,400	28,047
Hyundai Capital America 2.55% 2020[2]	11,225	11,225
Hyundai Capital America 3.25% 2022[2]	2,104	2,063
Icahn Enterprises Finance Corp. 6.25% 2022	3,275	3,301
Icahn Enterprises Finance Corp. 4.75% 2024	4,250	3,915
Icahn Enterprises Finance Corp. 5.25% 2027	1,240	1,155
iHeartCommunications, Inc. 5.25% 2027[2]	1,475	1,294
Indonesia (Republic of) 3.75% 2022	16,525	16,710
Indonesia (Republic of) 3.375% 2023	2,600	2,605
Indonesia (Republic of) 4.75% 2026	21,600	22,914
Indonesia (Republic of) 6.75% 2044	950	1,245
Indonesia (Republic of) 6.75% 2044[2]	925	1,212
Infor (US), Inc. 6.50% 2022	200	196
Intelsat Jackson Holding Co. 8.50% 2024[2]	4,575	2,910
Interstate Power and Light Co. 3.25% 2024	7,929	8,033
Intesa Sanpaolo SpA 3.25% 2024[2]	14,500	13,547
Intesa Sanpaolo SpA 3.875% 2027[2]	5,800	5,385
IPALCO Enterprises, Inc. 3.70% 2024	275	286
Iraq (Republic of) 6.752% 2023[2]	2,200	1,792
Israel (State of) 2.50% 2030	21,810	22,008
Israel (State of) 2.75% 2030	6,995	6,995
Israel (State of) 3.375% 2050	8,310	8,102
Israel (State of) 3.875% 2050	6,800	6,800
Jaguar Holding Co. 6.375% 2023[2]	2,000	2,050
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,390
Jersey Central Power & Light Co. 4.30% 2026[2]	560	600
Jonah Energy LLC 7.25% 2025[2]	1,100	55
Jordan (Hashemite Kingdom of) 5.75% 2027[2]	4,810	4,265
JPMorgan Chase & Co. 2.40% 2021	1,100	1,106
JPMorgan Chase & Co. 2.55% 2021	11,700	11,731
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[1]	13,735	14,395
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	27,930	32,445
Kazakhstan (Republic of) 3.875% 2024	575	589
Kazakhstan (Republic of) 4.875% 2044	550	623
Kazakhstan (Republic of) 6.50% 2045	1,300	1,709
KazMunayGas National Co. JSC 4.75% 2027	1,110	1,069
Capital World Bond Fund — Page 18 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Kenya (Republic of) 6.875% 2024	$3,010	$2,881
Keurig Dr Pepper Inc. 4.057% 2023	5,500	5,735
Keurig Dr Pepper Inc. 4.417% 2025	3,205	3,422
Keurig Dr Pepper Inc. 4.597% 2028	9,325	10,261
Keurig Dr Pepper Inc. 5.085% 2048	8,775	11,075
Kimberly-Clark Corp. 3.10% 2030	847	911
Kinder Morgan, Inc. 5.20% 2048	1,860	1,973
Korea Housing Finance Corp. 2.50% 2020[2,4]	10,700	10,884
Korea Housing Finance Corp. 2.00% 2021[2,4]	12,275	12,346
Kraft Heinz Co. 3.95% 2025	1,320	1,300
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 2024[5,6]	3,650	3,442
Kuwait (State of) 2.75% 2022[2]	16,650	16,775
Ladder Capital Corp. 4.25% 2027[2]	1,628	1,298
Leader Goal International Ltd. 4.25%[1]	1,800	1,755
Liberty Global PLC 5.50% 2028[2]	1,175	1,111
Ligado Networks, Term Loan, (3-month USD-LIBOR + 10.75%) 11.03% 2020 (100% PIK)[5,6,7]	3,914	1,962
Lima Metro Line 2 Finance Ltd. 5.875% 2034[2]	9,385	10,099
Lima Metro Line 2 Finance Ltd. 5.875% 2034	3,974	4,276
Lima Metro Line 2 Finance Ltd. 4.35% 2036[2]	3,300	3,144
Lithuania (Republic of) 6.625% 2022[2]	2,000	2,165
Lloyds Banking Group PLC 3.75% 2027	13,770	13,946
Lloyds Banking Group PLC 4.375% 2028	1,150	1,240
Lockheed Martin Corp. 2.50% 2020	940	942
Lockheed Martin Corp. 3.10% 2023	740	751
Lowe’s Cos., Inc. 3.65% 2029	3,436	3,546
Lowe’s Cos., Inc. 4.05% 2047	387	386
Lowe’s Cos., Inc. 4.55% 2049	1,426	1,585
LPL Financial Holdings Inc. 4.625% 2027[2]	1,080	996
LSB Industries, Inc. 9.625% 2023[2]	3,280	2,751
LSC Communications, Inc. 8.75% 2023[2]	2,790	321
Mallinckrodt PLC 4.875% 2020[2]	11,995	8,631
Mallinckrodt PLC 5.75% 2022[2]	1,105	561
Marsh & McLennan Cos., Inc. 3.875% 2024	370	388
Marsh & McLennan Cos., Inc. 4.375% 2029	160	178
Marsh & McLennan Cos., Inc. 4.75% 2039	500	591
Mattel, Inc. 6.75% 2025[2]	1,925	1,976
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.691% 2024[5,6]	1,195	1,123
McDermott International, Inc. 10.625% 2024[2,10]	2,810	137
McDonald’s Corp. 3.35% 2023	6,285	6,501
McDonald’s Corp. 2.125% 2030	1,649	1,547
McDonald’s Corp. 3.625% 2049	2,233	2,293
MDC Partners Inc. 6.50% 2024[2]	1,970	1,492
MetLife, Inc. 4.55% 2030	1,750	1,972
Metropolitan Life Global Funding I 2.40% 2021[2]	2,000	1,994
Metropolitan Life Global Funding I 3.45% 2021[2]	2,500	2,520
Metropolitan Life Global Funding I 3.375% 2022[2]	500	508
Metropolitan Life Global Funding I 1.95% 2023[2]	2,000	1,960
Metropolitan Life Global Funding I 3.45% 2026[2]	2,310	2,436
Metropolitan Life Global Funding I 3.00% 2027[2]	2,650	2,607
Mexico City Airport Trust 5.50% 2046	415	340
Mexico City Airport Trust 5.50% 2047	2,947	2,517
Mexico City Airport Trust 5.50% 2047[2]	287	245
MGM Resorts International 7.75% 2022	3,500	3,486
Microsoft Corp. 3.30% 2027	12,000	13,348
Mississippi Power Co. 3.95% 2028	3,200	3,303
Capital World Bond Fund — Page 19 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Mississippi Power Co. 4.25% 2042	$6,176	$5,948
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	8,000	7,998
Molina Healthcare, Inc. 5.375% 2022	6,710	6,679
Molina Healthcare, Inc. 4.875% 2025[2]	2,662	2,619
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[1]	8,092	7,949
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[1]	8,330	8,688
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[1]	18,530	26,284
Morocco (Kingdom of) 4.25% 2022	5,700	5,674
Morocco (Kingdom of) 4.25% 2022[2]	2,500	2,489
Morocco (Kingdom of) 5.50% 2042	10,000	10,666
Morocco (Kingdom of) 5.50% 2042[2]	1,500	1,600
Mozambique (Republic of) 5.00% 2031	2,100	1,607
MPLX LP 5.50% 2049	1,030	873
Murphy Oil Corp. 5.875% 2027	287	151
National Grid PLC 3.15% 2027[2]	1,105	1,099
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,2]	5,000	4,860
Navient Corp. 6.50% 2022	2,140	2,092
Navient Corp. 5.50% 2023	10,615	10,058
Navient Corp. 6.125% 2024	375	353
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[2]	10,725	10,726
NCL Corp. Ltd. 3.625% 2024[2]	1,955	1,262
New York Life Global Funding 1.70% 2021[2]	3,500	3,566
New York Life Global Funding 2.30% 2022[2]	5,000	5,027
New York Life Global Funding 3.00% 2028[2]	500	514
New York State Electric & Gas Corp. 3.25% 2026[2]	3,000	3,157
NGL Energy Partners LP 7.50% 2023	960	341
NGL Energy Partners LP 6.125% 2025	4,000	1,395
Niagara Mohawk Power Corp. 3.508% 2024[2]	2,000	2,096
Niagara Mohawk Power Corp. 4.278% 2034[2]	3,000	3,203
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	1,300	1,215
Nigeria (Republic of) 6.75% 2021	2,800	2,632
Nigeria (Republic of) 7.625% 2047	760	511
Nigeria (Republic of) 9.248% 2049	590	420
NIKE, Inc. 3.375% 2050	3,694	4,060
Noble Corp. PLC 7.95% 2025[1]	1,350	160
Noble Corp. PLC 8.95% 2045[1]	1,525	137
Noble Energy, Inc. 3.25% 2029	2,391	1,539
Noble Energy, Inc. 4.95% 2047	2,285	1,388
Noble Energy, Inc. 4.20% 2049	5,869	3,197
Northern States Power Co. 2.20% 2020	18	18
Northern States Power Co. 2.90% 2050	2,702	2,676
Northrop Grumman Corp. 2.55% 2022	1,195	1,196
Northrop Grumman Corp. 3.25% 2028	7,745	8,145
Northrop Grumman Corp. 5.25% 2050	1,098	1,501
Nova Chemicals Corp. 5.25% 2027[2]	1,725	1,463
Novartis Capital Corp. 1.75% 2025	2,449	2,479
Novartis Capital Corp. 2.00% 2027	2,671	2,705
Novartis Capital Corp. 2.20% 2030	5,650	5,764
NuStar Logistics, LP 4.80% 2020	200	176
NuStar Logistics, LP 6.75% 2021[2]	290	233
Nutrien Ltd. 5.00% 2049	500	606
Nuveen, LLC 4.00% 2028[2]	545	571
Oasis Petroleum Inc. 6.875% 2022	3,170	650
Occidental Petroleum Corp. 2.90% 2024	1,184	646
Occidental Petroleum Corp. 3.50% 2029	8,597	4,049
Capital World Bond Fund — Page 20 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 4.40% 2049	$4,361	$1,891
OCI NV 5.25% 2024[2]	200	191
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[2,7]	35	4
Oman (Sultanate of) 5.375% 2027	1,400	1,010
ONEOK, Inc. 3.10% 2030	686	519
ONEOK, Inc. 4.45% 2049	1,873	1,461
Oracle Corp. 2.65% 2026	9,890	10,165
Oracle Corp. 3.25% 2027	8,084	8,349
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[2,4,5]	4,022	4,059
Otis Worldwide Corp. 2.056% 2025[2]	3,000	2,943
Otis Worldwide Corp. 2.293% 2027[2]	1,000	961
Otis Worldwide Corp. 2.565% 2030[2]	3,000	2,924
Otis Worldwide Corp. 3.362% 2050[2]	500	493
Owens & Minor, Inc. 3.875% 2021	4,525	4,349
Owens & Minor, Inc. 4.375% 2024	1,725	1,395
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 2025[5,6]	1,973	1,365
Owl Rock Capital Corp. 4.625% 2024[2]	1,300	1,215
Owl Rock Capital Corp. 3.75% 2025	1,560	1,299
Pacific Gas and Electric Co. 3.50% 2020[10]	1,407	1,384
Pacific Gas and Electric Co. 3.85% 2023[10]	5,791	5,726
Pacific Gas and Electric Co. 4.25% 2023[2,10]	14,553	14,753
Pacific Gas and Electric Co. 3.75% 2024[10]	2,907	2,874
Pacific Gas and Electric Co. 3.50% 2025[10]	2,512	2,443
Pacific Gas and Electric Co. 2.95% 2026[10]	1,811	1,724
Pacific Gas and Electric Co. 3.30% 2027[10]	10,836	10,430
Pacific Gas and Electric Co. 4.65% 2028[2,10]	6,937	7,274
Pakistan (Islamic Republic of) 5.50% 2021[2]	11,350	10,889
Pakistan (Islamic Republic of) 8.25% 2024	7,700	6,850
Pakistan (Islamic Republic of) 8.25% 2025	6,700	5,902
Pakistan (Islamic Republic of) 6.875% 2027	3,150	2,633
Panama (Republic of) 3.75% 2026[2]	8,000	8,057
Panama (Republic of) 3.16% 2030	20,075	20,166
Panama (Republic of) 4.50% 2050	2,465	2,734
Panama (Republic of) 4.30% 2053	1,215	1,320
Panama (Republic of) 4.50% 2056	9,490	10,368
Panama (Republic of) 3.87% 2060	2,340	2,348
Panther BF Aggregator 2, LP 6.25% 2026[2]	335	318
Par Pharmaceutical Cos. Inc. 7.50% 2027[2]	5,220	5,233
Paraguay (Republic of) 4.625% 2023	5,210	5,288
Paraguay (Republic of) 5.00% 2026	1,450	1,494
Paraguay (Republic of) 4.70% 2027[2]	1,705	1,739
Paraguay (Republic of) 4.70% 2027	475	485
Paraguay (Republic of) 5.60% 2048[2]	13,405	13,807
Paraguay (Republic of) 5.40% 2050[2]	8,110	8,272
Parker-Hannifin Corp. 2.70% 2024	1,900	1,896
Parker-Hannifin Corp. 3.25% 2029	2,070	2,101
Parker-Hannifin Corp. 4.00% 2049	400	422
PayPal Holdings, Inc. 2.85% 2029	3,495	3,491
Peabody Energy Corp. 6.00% 2022[2]	1,300	894
PepsiCo, Inc. 2.75% 2030	1,515	1,621
Pernod Ricard SA 4.45% 2022[2]	6,000	6,168
Peru (Republic of) 5.625% 2050	1,275	1,913
Petrobras Global Finance Co. 8.75% 2026	650	705
Petróleos Mexicanos 6.35% 2048	2,785	1,769
Petróleos Mexicanos 6.95% 2060[2]	776	526
Capital World Bond Fund — Page 21 of 40

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PetSmart, Inc. 5.875% 2025[2]	$7,316	$7,261
PetSmart, Inc. 8.875% 2025[2]	9,590	8,751
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[5,6]	2,455	2,353
Pfizer Inc. 2.75% 2026	915	964
Philip Morris International Inc. 2.375% 2022	2,175	2,218
Philip Morris International Inc. 2.50% 2022	4,975	5,001
Philip Morris International Inc. 2.875% 2024	5,750	5,908
Philippines (Republic of) 3.75% 2029	1,670	1,862
Pisces Parent LLC 8.00% 2026[2]	945	820
PNC Bank 2.30% 2020	3,820	3,820
PNC Bank 2.60% 2020	1,250	1,248
Poland (Republic of) 4.00% 2024	4,905	5,356
Poland (Republic of) 3.25% 2026	11,250	12,184
Post Holdings, Inc. 4.625% 2030[2]	995	960
Power Financial Corp. Ltd., 5.25% 2028	3,970	3,804
Power Financial Corp. Ltd., 4.50% 2029	1,170	1,042
Power Financial Corp. Ltd., 3.95% 2030[2]	5,820	4,932
Power Solutions Ltd., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.441% 2026[5,6,8]	135	124
Praxair, Inc. 3.00% 2021	950	967
PRICOA Global Funding I 3.45% 2023[2]	475	486
Prime Security Services Borrower, LLC 6.25% 2028[2]	854	743
Procter & Gamble Co. 2.45% 2025	995	1,044
Procter & Gamble Co. 2.80% 2027	1,839	2,007
Procter & Gamble Co. 3.00% 2030	2,486	2,763
Procter & Gamble Co. 3.55% 2040	3,630	4,243
Procter & Gamble Co. 3.60% 2050	1,800	2,227
Progressive Corp. 3.20% 2030	3,500	3,810
Prudential Financial, Inc. 3.905% 2047	250	243
Prudential Financial, Inc. 4.35% 2050	1,950	2,012
Prudential Financial, Inc. 3.70% 2051	250	235
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	1,626
PT Bank Tabungan Negara (Persero) Tbk. 4.20% 2025	310	273
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	3,575	3,602
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]	1,555	1,664
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[2]	655	704
Public Service Co. of Colorado 3.80% 2047	803	840
Puget Energy, Inc. 6.50% 2020	1,475	1,507
Puget Energy, Inc. 3.65% 2025	1,574	1,542
Qatar (State of) 4.50% 2022[2]	3,500	3,609
Qatar (State of) 3.875% 2023[2]	3,355	3,460
Qatar (State of) 3.875% 2023	525	541
Qatar (State of) 4.50% 2028[2]	20,275	22,265
Qatar (State of) 4.00% 2029	5,700	6,119
Qatar (State of) 4.00% 2029[2]	1,661	1,783
Qatar (State of) 5.103% 2048[2]	2,495	3,038
R.R. Donnelley & Sons Co. 6.50% 2023	450	454
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2]	8,000	8,508
Raymond James Financial, Inc. 4.65% 2030	1,375	1,441
Realogy Corp. 5.25% 2021[2]	525	492
Realogy Corp. 4.875% 2023[2]	3,800	3,221
Realogy Corp. 9.375% 2027[2]	1,535	1,305
REC Ltd., 4.625% 2028[2]	1,600	1,451
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[2,4,5,8]	445	425
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[2,4,5,8]	1,275	1,209
Reynolds American Inc. 3.25% 2020	11,130	11,097
Capital World Bond Fund — Page 22 of 40

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 5.85% 2045	$3,540	$3,825
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	15,000	15,752
Russian Federation 4.25% 2027	9,600	10,084
Russian Federation 4.375% 2029[2]	400	429
Russian Federation 5.25% 2047	1,200	1,458
Russian Federation 5.25% 2047[2]	400	486
Ryerson Inc. 11.00% 2022[2]	2,525	2,367
Sabre Holdings Corp. 5.25% 2023[2]	175	161
Sabre Holdings Corp. 5.375% 2023[2]	1,620	1,492
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	45
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,325	2,702
San Diego Gas & Electric Co. 6.00% 2039	7,340	9,383
San Diego Gas & Electric Co. 3.32% 2050	75	75
Santander Holdings USA, Inc. 3.244% 2026	19,225	17,205
Saudi Arabia (Kingdom of) 2.894% 2022[2]	8,800	8,844
Saudi Arabia (Kingdom of) 3.628% 2027[2]	8,800	8,946
Saudi Arabia (Kingdom of) 3.625% 2028[2]	16,280	16,606
Saudi Arabia (Kingdom of) 3.625% 2028	6,230	6,355
Scentre Group 2.375% 2021[2]	1,425	1,430
Scentre Group 3.25% 2025[2]	1,395	1,407
Scentre Group 3.50% 2025[2]	3,250	3,324
Scentre Group 3.75% 2027[2]	2,020	1,996
Scientific Games Corp. 5.00% 2025[2]	1,015	891
Scientific Games Corp. 8.25% 2026[2]	3,030	1,957
Scientific Games Corp. 7.00% 2028[2]	945	586
Scientific Games Corp. 7.25% 2029[2]	1,950	1,218
Shell International Finance BV 1.75% 2021	3,670	3,655
Shell International Finance BV 3.50% 2023	28,758	30,015
Shell International Finance BV 3.875% 2028	6,320	6,923
Shell International Finance BV 2.375% 2029	2,770	2,761
Shell International Finance BV 3.125% 2049	1,170	1,173
Sherwin-Williams Co. 2.75% 2022	73	73
Sherwin-Williams Co. 3.125% 2024	850	847
Sherwin-Williams Co. 3.45% 2027	3,892	3,998
Sherwin-Williams Co. 2.95% 2029	500	494
Sherwin-Williams Co. 2.30% 2030	599	567
Sherwin-Williams Co. 4.50% 2047	500	546
Sherwin-Williams Co. 3.30% 2050	1,000	950
Shire PLC 2.40% 2021	17,963	17,910
Shire PLC 2.875% 2023	6,730	6,879
Shire PLC 3.20% 2026	1,690	1,732
Siemens AG 2.70% 2022[2]	1,780	1,772
Siemens AG 2.35% 2026[2]	8,881	8,972
Sirius XM Radio Inc. 3.875% 2022[2]	3,175	3,187
Sirius XM Radio Inc. 4.625% 2024[2]	1,840	1,879
Southern California Edison Co. 2.40% 2022	1,097	1,070
Southern California Edison Co. 3.40% 2023	2,570	2,637
Southern California Edison Co. 2.85% 2029	1,100	1,068
Southern California Edison Co. 2.25% 2030	3,880	3,625
Southern California Edison Co. 3.65% 2050	7,475	7,295
Southern California Edison Co., Series C, 3.60% 2045	5,000	4,614
Springleaf Finance Corp. 6.125% 2024	3,550	3,533
Sprint Corp. 7.625% 2026	2,525	2,872
Sprint Corp. 6.875% 2028	4,125	4,734
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	9,500	6,661
Capital World Bond Fund — Page 23 of 40

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$22,047	$15,212
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,000	5,520
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	3,000	1,755
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[2]	600	351
Staples, Inc. 7.50% 2026[2]	7,620	6,710
Starwood Property Trust, Inc. 5.00% 2021	4,855	4,475
State Grid Overseas Investment Ltd. 3.50% 2027[2]	27,000	28,933
State Grid Overseas Investment Ltd. 3.50% 2027	1,850	1,982
Station Casinos LLC 4.50% 2028[2]	1,550	1,267
Statoil ASA 3.25% 2024	1,050	1,029
Sunoco Logistics Operating Partners, LP 5.40% 2047	690	550
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,2]	6,200	6,341
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	19,795	20,872
Talen Energy Corp. 10.50% 2026[2]	435	316
Talen Energy Corp. 7.25% 2027[2]	2,045	1,859
Targa Resources Partners LP 5.875% 2026	1,050	880
Targa Resources Partners LP 5.50% 2030[2]	2,085	1,629
Team Health Holdings, Inc. 6.375% 2025[2]	6,590	2,364
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[5,6,8]	1,117	718
Teekay Corp. 9.25% 2022[2]	2,915	2,940
Teekay Offshore Partners LP 8.50% 2023[2]	3,100	2,755
Tencent Holdings Ltd. 3.595% 2028	2,700	2,873
Tencent Holdings Ltd. 3.975% 2029[2]	1,100	1,226
Tencent Holdings Ltd. 3.975% 2029	750	836
Tencent Holdings Ltd. 3.925% 2038	2,500	2,830
Tencent Holdings Ltd. 4.525% 2049	2,000	2,438
Tenet Healthcare Corp. 8.125% 2022	195	185
Tenet Healthcare Corp. 6.75% 2023	185	172
Tenet Healthcare Corp. 4.625% 2024	2,074	1,986
Tenet Healthcare Corp. 4.875% 2026[2]	10,425	9,969
Teva Pharmaceutical Finance Co. BV 2.80% 2023	14,656	13,465
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,781	8,682
Teva Pharmaceutical Finance Co. BV 7.125% 2025[2]	1,160	1,155
Teva Pharmaceutical Finance Co. BV 3.15% 2026	18,185	15,456
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	20,452
Thermo Fisher Scientific Inc. 4.133% 2025	6,338	6,799
Thermo Fisher Scientific Inc. 4.497% 2030	2,791	3,152
Toronto-Dominion Bank 2.65% 2024	300	307
Total Capital International 2.434% 2025	2,580	2,595
Total Capital International 3.455% 2029	7,060	7,469
Toyota Motor Credit Corp. 2.90% 2023	7,240	7,291
Toyota Motor Credit Corp. 1.80% 2025	500	484
Toyota Motor Credit Corp. 3.00% 2025	7,240	7,282
Toyota Motor Credit Corp. 3.20% 2027	4,830	4,948
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,591
Toyota Motor Credit Corp. 3.375% 2030	3,527	3,576
TransDigm Inc. 6.50% 2024	75	72
TransDigm Inc. 6.25% 2026[2]	267	267
Travelers Cos., Inc. 4.00% 2047	2,195	2,484
Travelers Cos., Inc. 4.10% 2049	500	591
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.463% 2026[5,6]	2,045	1,358
Trilogy International Partners, LLC 8.875% 2022[2]	7,725	6,573
Triumph Group, Inc. 6.25% 2024[2]	515	462
Tronox Ltd. 6.50% 2026[2]	2,090	1,897
Capital World Bond Fund — Page 24 of 40

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 7.00% 2020	$1,925	$1,929
Turkey (Republic of) 6.25% 2022	4,915	4,801
Turkey (Republic of) 5.75% 2024	13,500	12,613
Turkey (Republic of) 6.00% 2027	1,100	985
Turkey (Republic of) 7.625% 2029	5,500	5,261
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,560	7,612
U.S. Treasury 1.25% 2021	18,000	18,294
U.S. Treasury 1.50% 2021	126,000	128,568
U.S. Treasury 1.50% 2021	13,650	13,942
U.S. Treasury 2.375% 2021	150	153
U.S. Treasury 2.625% 2021	2,500	2,602
U.S. Treasury 1.125% 2022	5,000	5,086
U.S. Treasury 1.50% 2022	15,000	15,447
U.S. Treasury 1.375% 2023	14,040	14,553
U.S. Treasury 1.375% 2023	3,770	3,909
U.S. Treasury 1.625% 2023	18,000	18,735
U.S. Treasury 1.75% 2023	22,700	23,724
U.S. Treasury 2.50% 2023	75,300	80,262
U.S. Treasury 2.625% 2023	41,100	43,899
U.S. Treasury 2.75% 2023	12,920	13,896
U.S. Treasury 2.75% 2023	2,790	3,016
U.S. Treasury 2.875% 2023	260	284
U.S. Treasury 1.25% 2024	10,000	10,396
U.S. Treasury 1.50% 2024	84,650	89,172
U.S. Treasury 1.50% 2024	16,350	17,201
U.S. Treasury 2.00% 2024	9,000	9,627
U.S. Treasury 2.00% 2024	7,800	8,324
U.S. Treasury 2.00% 2024	3,700	3,954
U.S. Treasury 2.25% 2024[12]	141,000	151,942
U.S. Treasury 2.375% 2024	6,040	6,521
U.S. Treasury 0.50% 2025	7,124	7,170
U.S. Treasury 2.75% 2025	68,290	76,568
U.S. Treasury 2.875% 2025	27,270	30,988
U.S. Treasury 2.875% 2025	72	81
U.S. Treasury 1.625% 2026	15,900	17,042
U.S. Treasury 1.875% 2026	3,000	3,258
U.S. Treasury 2.125% 2026	7,500	8,247
U.S. Treasury 2.25% 2026	1,600	1,768
U.S. Treasury 2.25% 2027	88,200	99,316
U.S. Treasury 2.25% 2027	15,000	16,749
U.S. Treasury 2.75% 2028[12]	40,310	47,068
U.S. Treasury 2.875% 2028	53,600	63,302
U.S. Treasury 1.625% 2029	3,850	4,186
U.S. Treasury 2.375% 2029	2,080	2,396
U.S. Treasury 1.50% 2030	12,488	13,475
U.S. Treasury 4.375% 2039	1,500	2,384
U.S. Treasury 4.625% 2040	1,350	2,214
U.S. Treasury 3.125% 2044	940	1,298
U.S. Treasury 2.875% 2045	1,750	2,340
U.S. Treasury 3.00% 2045	1,425	1,951
U.S. Treasury 3.00% 2045	1,125	1,532
U.S. Treasury 3.00% 2048[12]	8,630	11,996
U.S. Treasury 3.00% 2048[12]	7,110	9,858
U.S. Treasury 3.125% 2048	1,200	1,702
Capital World Bond Fund — Page 25 of 40

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 2048	$1,150	$1,707
U.S. Treasury 2.375% 2049[12]	19,288	24,086
U.S. Treasury 2.00% 2050	3,717	4,321
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	28,824	29,441
U.S. Treasury Inflation-Protected Security 2.375% 2025[3,12]	7,526	8,357
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	71,697	74,744
U.S. Treasury Inflation-Protected Security 0.875% 2029[3,12]	385,821	420,229
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	123,497	127,714
U.S. Treasury Inflation-Protected Security 1.375% 2044[3,12]	42,665	54,721
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,12]	137,485	170,952
U.S. Treasury Inflation-Protected Security 0.25% 2050[3,12]	34,412	35,689
Uber Technologies, Inc. 8.00% 2026[2]	1,650	1,639
Ukraine 7.75% 2021	5,080	4,906
Ukraine 7.75% 2022	800	761
Ukraine 7.75% 2027	2,300	2,116
Ukraine 7.375% 2032[2]	2,760	2,519
Ukraine 0% 2040	1,975	1,463
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[7]	2,886	188
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	28,820	26,574
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	14,405	16,053
Uniform Mortgage-Backed Security 3.00% 2035[4,11]	27,545	28,808
Uniform Mortgage-Backed Security 3.50% 2050[4,11]	106,151	112,300
Uniform Mortgage-Backed Security 4.00% 2050[4,11]	2,209	2,359
Union Pacific Corp. 3.95% 2028	1,000	1,076
Union Pacific Corp. 3.70% 2029	4,000	4,326
Union Pacific Corp. 2.40% 2030	3,223	3,157
Union Pacific Corp. 4.30% 2049	1,550	1,769
Union Pacific Corp. 3.25% 2050	3,005	2,962
Union Pacific Corp. 3.75% 2070	604	635
United Mexican States 3.25% 2030	14,515	13,640
United Mexican States 4.50% 2050	2,710	2,695
United Technologies Corp. 3.65% 2023	1,882	1,982
United Technologies Corp. 3.125% 2027	250	256
United Technologies Corp. 4.125% 2028	4,100	4,536
United Technologies Corp. 4.50% 2042	500	583
UnitedHealth Group Inc. 2.70% 2020	2,330	2,330
UnitedHealth Group Inc. 2.125% 2021	10,000	10,013
UnitedHealth Group Inc. 3.75% 2025	2,160	2,348
Univision Communications Inc. 5.125% 2023[2]	5,100	4,552
Valaris PLC 5.75% 2044	1,305	101
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	6,475	6,418
Valeant Pharmaceuticals International, Inc. 9.25% 2026[2]	8,085	8,485
VEB Finance Ltd. 6.902% 2020[2]	6,600	6,614
Venator Materials Corp. 5.75% 2025[2]	4,400	3,465
Venezuela (Bolivarian Republic of) 7.00% 2018[10]	60	6
Venezuela (Bolivarian Republic of) 7.75% 2019[10]	1,074	107
Venezuela (Bolivarian Republic of) 6.00% 2020[10]	883	88
Venezuela (Bolivarian Republic of) 12.75% 2022[10]	80	8
Venezuela (Bolivarian Republic of) 9.00% 2023[10]	1,289	129
Venezuela (Bolivarian Republic of) 8.25% 2024[10]	279	28
Venezuela (Bolivarian Republic of) 7.65% 2025[10]	120	12
Venezuela (Bolivarian Republic of) 11.75% 2026[10]	60	6
Venezuela (Bolivarian Republic of) 9.25% 2027[10]	159	16
Venezuela (Bolivarian Republic of) 9.25% 2028[10]	2,498	250
Venezuela (Bolivarian Republic of) 11.95% 2031[10]	99	10
Capital World Bond Fund — Page 26 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 7.00% 2038[10]	$99	$10
Veritas Holdings Ltd. 7.50% 2023[2]	3,500	3,111
Veritas Holdings Ltd. 10.50% 2024[2]	860	732
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 2023[5,6]	499	426
Verizon Communications Inc. 4.329% 2028	3,315	3,828
Verizon Communications Inc. 3.15% 2030	4,875	5,254
Verizon Communications Inc. 5.25% 2037	575	738
Verizon Communications Inc. 4.125% 2046	825	959
Verizon Communications Inc. 4.00% 2050	350	417
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[2]	615	572
Vinci SA 3.75% 2029[2]	6,844	7,406
Vine Oil & Gas LP 8.75% 2023[2]	600	147
Virginia Electric and Power Co. 2.875% 2029	1,760	1,756
Virginia Electric and Power Co., Series B, 3.80% 2047	916	983
Vodafone Group PLC 4.25% 2050	3,200	3,301
Volkswagen Group of America Finance, LLC 3.875% 2020[2]	9,600	9,570
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	9,114	9,021
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	14,700	14,551
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,124	1,062
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	6,345	6,558
Volkswagen Group of America Finance, LLC 4.75% 2028[2]	2,000	2,050
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,168
Wal-Mart Stores, Inc. 3.40% 2023	6,145	6,547
Wal-Mart Stores, Inc. 2.85% 2024	11,202	11,836
Wal-Mart Stores, Inc. 3.05% 2026	1,895	2,050
Wal-Mart Stores, Inc. 3.70% 2028	3,845	4,332
Walt Disney Co. 3.80% 2030	4,000	4,516
Warrior Met Coal, Inc. 8.00% 2024[2]	2,537	2,110
WEA Finance LLC 3.25% 2020[2]	3,795	3,758
Weatherford International PLC 11.00% 2024[2]	6,530	3,987
Wells Fargo & Co. 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	8,226	7,944
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	18,460	23,607
Wesco Aircraft Holdings, Inc. 9.00% 2026[2]	1,950	1,595
Westinghouse Air Brake Technologies Corp. 4.40% 2024[1]	320	319
Westlake Chemical Corp. 5.00% 2046	260	249
Westlake Chemical Corp. 4.375% 2047	1,005	819
Westpac Banking Corp. 2.35% 2025	6,233	6,298
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	34,448	33,117
Williams Partners LP 4.125% 2020	1,625	1,607
Williams Partners LP 3.90% 2025	761	684
Williams Partners LP 6.30% 2040	1,151	1,166
Williams Partners LP 5.10% 2045	767	732
Willis North America Inc. 2.95% 2029	500	478
Wisconsin Power and Light Co. 3.65% 2050	1,625	1,667
WM. Wrigley Jr. Co. 3.375% 2020[2]	2,270	2,256
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	4,825	4,523
Xcel Energy Inc. 3.35% 2026	769	761
Xcel Energy Inc. 2.60% 2029	2,500	2,376
Xcel Energy Inc. 3.50% 2049	875	781
Xerox Corp. 4.125% 2023	533	534
YES Bank Ltd. 3.75% 2023	3,215	2,638
YUM! Brands, Inc. 7.75% 2025[2]	276	291
Ziggo Bond Co. BV 5.125% 2030[2]	1,050	1,035
Capital World Bond Fund — Page 27 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ziggo Bond Finance BV 5.50% 2027[2]	$3,128	$3,145
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,033
		5,813,301
Total bonds, notes & other debt instruments (cost: $12,866,746,000)		12,740,467
Convertible bonds 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022	32	23
Total convertible bonds (cost: $32,000)		23
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
Associated Materials, LLC, convertible preferred shares, 14.00% 2020[8,13]	2,750	1,506
Total convertible stocks (cost: $2,640,000)		1,506
Common stocks 0.02% U.S. dollars 0.02%
Weatherford International[14]	172,186	1,025
Tribune Resources, LLC[8,14]	514,396	836
Advanz Pharma Corp. Ltd.[14,15]	52,958	204
Advanz Pharma Corp. Ltd.[14]	19,614	75
Total common stocks (cost: $9,683,000)		2,140
Rights & warrants 0.00% U.S. dollars 0.00%
Sable Permian Resources, LLC, warrants, expire 2024[2,8,13,14]	8,960	247
Tribune Resources, LLC, Class A, warrants, expire 2023[8,13,14]	173,187	1
Tribune Resources, LLC, Class B, warrants, expire 2023[8,13,14]	134,701	1
Tribune Resources, LLC, Class C, warrants, expire 2023[8,13,14]	126,325	—[9]
Associated Materials, LLC, warrants, expire 2023[8,13,14]	39,066	—[9]
Total rights & warrants (cost: $1,822,000)		249
Short-term securities 2.27% Money market investments 1.57%
Capital Group Central Cash Fund 1.00%[16]	2,114,867	211,571
Bills & notes of governments & government agencies outside the U.S. 0.42%	Principal amount (000)
Egyptian Treasury Bill 14.11% due 4/7/2020	EGP43,800	2,786
Greek Treasury Bill (0.05%) due 6/5/2020	€37,325	41,187
Mexican Treasury Bill (2,350.77%) due 6/18/2020	MXN800,000	3,324
Nigerian Treasury Bills 10.51%–12.07% due 6/18/2020–9/3/2020	NGN3,796,000	9,476
Ukranian Treasury Bill 10.34% due 4/1/2020	UAH4,671	169
		56,942
Capital World Bond Fund — Page 28 of 40

unaudited
Short-term securities (continued) Bonds & notes of governments outside the U.S. 0.28%	Principal amount (000)	Value (000)
Italian Treasury Bill (0.28%) due 5/14/2020	€33,670	$37,140
Total short-term securities (cost: $305,150,000)		305,653
Total investment securities 96.78% (cost: $13,186,073,000)		13,050,038
Other assets less liabilities 3.22%		434,050
Net assets 100.00%		$13,484,088
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 3/31/2020[18] (000)	Unrealized (depreciation) appreciation at 3/31/2020 (000)
30 Day Federal Funds Futures	Short	55	April 2020	$(22,918)	$(22,902)	$(21)
90 Day Euro Dollar Futures	Long	149	June 2020	37,250	37,054	25
90 Day Euro Dollar Futures	Long	92	September 2020	23,000	22,918	12
90 Day Euro Dollar Futures	Long	37	December 2020	9,250	9,219	4
2 Year Euro-Schatz Futures	Long	379	June 2020	€37,900	46,895	(80)
2 Year U.S. Treasury Note Futures	Long	1,314	July 2020	$262,800	289,583	142
5 Year Euro-Bobl Futures	Long	39	June 2020	€3,900	5,816	39
5 Year U.S. Treasury Note Futures	Long	3,908	July 2020	$390,800	489,905	3,497
10 Year Euro-Bund Futures	Short	1,582	June 2020	€(158,200)	(300,993)	(159)
10 Year U.S. Treasury Note Futures	Long	50	June 2020	$5,000	6,934	58
10 Year Ultra U.S. Treasury Note Futures	Short	409	June 2020	(40,900)	(63,817)	(639)
20 Year U.S. Treasury Bond Futures	Short	114	June 2020	(11,400)	(20,413)	(1,137)
30 Year Euro-Buxl Futures	Long	217	June 2020	€21,700	50,235	(1,730)
30 Year Ultra U.S. Treasury Bond Futures	Short	308	June 2020	$(30,800)	(68,337)	(477)
						$(466)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD38,835	THB1,233,000	HSBC Bank	4/2/2020	$1,264
THB1,233,000	USD37,660	HSBC Bank	4/2/2020	(89)
USD57,271	CAD76,400	JPMorgan Chase	4/3/2020	2,981
USD76,153	MYR320,000	JPMorgan Chase	4/3/2020	2,090
CAD76,400	USD53,266	Bank of America	4/3/2020	1,024
EUR13,884	PLN59,475	UBS AG	4/3/2020	936
USD19,230	THB600,600	Standard Chartered Bank	4/3/2020	929
USD26,276	MYR109,940	HSBC Bank	4/3/2020	831
USD5,299	GBP4,065	Barclays Bank PLC	4/3/2020	250
USD904	ZAR13,651	JPMorgan Chase	4/3/2020	141
MYR80,736	USD18,618	JPMorgan Chase	4/3/2020	68
GBP312	USD378	Bank of America	4/3/2020	10
JPY218,705	EUR1,840	Morgan Stanley	4/3/2020	5
ZAR13,651	USD820	JPMorgan Chase	4/3/2020	(57)
ZAR79,750	USD4,599	Barclays Bank PLC	4/3/2020	(143)
USD3,836	GBP3,300	UBS AG	4/3/2020	(263)
Capital World Bond Fund — Page 29 of 40

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
MYR239,264	USD55,954	JPMorgan Chase	4/3/2020	$(577)
THB1,113,100	USD35,520	HSBC Bank	4/3/2020	(1,603)
GBP36,418	USD47,472	Barclays Bank PLC	4/3/2020	(2,236)
GBP31,900	EUR38,364	UBS AG	4/3/2020	(2,691)
USD21,021	MXN401,000	Bank of America	4/6/2020	4,140
JPY1,767,040	USD15,880	Citibank	4/6/2020	557
USD13,180	GBP10,163	Goldman Sachs	4/6/2020	556
USD11,007	ILS37,550	Standard Chartered Bank	4/6/2020	403
EUR25,680	USD27,949	JPMorgan Chase	4/6/2020	378
USD10,687	MYR44,570	JPMorgan Chase	4/6/2020	373
USD4,864	GBP3,790	Goldman Sachs	4/6/2020	156
GBP965	USD1,123	Bank of America	4/6/2020	75
EUR4,357	GBP3,810	Bank of New York Mellon	4/6/2020	74
CHF5,200	USD5,334	JPMorgan Chase	4/6/2020	70
USD1,047	EUR935	JPMorgan Chase	4/6/2020	16
EUR291	USD312	JPMorgan Chase	4/6/2020	9
GBP595	USD733	Bank of America	4/6/2020	6
EUR202	USD225	JPMorgan Chase	4/6/2020	(3)
EUR5,980	USD6,668	Bank of America	4/6/2020	(72)
CAD3,760	USD2,844	Standard Chartered Bank	4/6/2020	(172)
GBP3,920	USD5,048	Citibank	4/6/2020	(179)
USD14,464	EUR13,290	JPMorgan Chase	4/6/2020	(196)
EUR14,100	USD15,808	Standard Chartered Bank	4/6/2020	(255)
EUR34,980	USD38,994	JPMorgan Chase	4/6/2020	(408)
GBP15,400	USD19,972	Goldman Sachs	4/6/2020	(842)
EUR48,770	USD54,700	JPMorgan Chase	4/6/2020	(902)
PLN150,900	USD39,053	JPMorgan Chase	4/6/2020	(2,576)
JPY16,468,478	USD149,295	Standard Chartered Bank	4/7/2020	3,895
EUR84,883	USD92,408	HSBC Bank	4/7/2020	1,228
JPY3,000,000	USD26,962	Citibank	4/7/2020	944
USD5,044	GBP3,899	Bank of New York Mellon	4/7/2020	201
USD2,317	CAD3,077	JPMorgan Chase	4/7/2020	131
EUR6,382	GBP5,910	Bank of America	4/7/2020	(301)
GBP31,440	USD40,673	Bank of New York Mellon	4/7/2020	(1,618)
JPY8,409,100	USD76,577	Morgan Stanley	4/8/2020	1,650
USD5,692	MXN109,506	HSBC Bank	4/8/2020	1,083
USD19,456	INR1,402,600	Standard Chartered Bank	4/8/2020	938
USD18,766	INR1,360,800	JPMorgan Chase	4/8/2020	799
USD31,009	JPY3,299,825	Bank of America	4/8/2020	312
EUR2,228	USD2,392	UBS AG	4/8/2020	66
EUR764	USD819	JPMorgan Chase	4/8/2020	24
EUR1,200	USD1,321	HSBC Bank	4/8/2020	3
EUR2,456	USD2,749	Bank of America	4/8/2020	(39)
USD40,832	CZK1,019,400	JPMorgan Chase	4/8/2020	(178)
USD16,831	KRW20,886,750	Standard Chartered Bank	4/8/2020	(331)
USD16,536	KRW21,165,000	Standard Chartered Bank	4/8/2020	(854)
KRW81,700,000	USD69,053	Citibank	4/8/2020	(1,924)
USD144,141	EUR132,613	Standard Chartered Bank	4/8/2020	(2,154)
BRL92,685	USD20,447	JPMorgan Chase	4/8/2020	(2,619)
CZK2,321,200	USD99,785	Standard Chartered Bank	4/8/2020	(6,404)
USD5,320	BRL23,600	JPMorgan Chase	4/9/2020	781
Capital World Bond Fund — Page 30 of 40

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD5,247	IDR74,142,490	Bank of America	4/9/2020	$705
IDR73,704,730	USD4,609	JPMorgan Chase	4/9/2020	(94)
USD23,642	AUD38,630	JPMorgan Chase	4/9/2020	(121)
USD50,154	EUR45,660	Morgan Stanley	4/9/2020	(219)
JPY2,027,700	USD19,428	Morgan Stanley	4/9/2020	(564)
EUR35,300	USD39,533	Goldman Sachs	4/9/2020	(590)
EUR19,500	USD22,305	Standard Chartered Bank	4/9/2020	(792)
USD45,239	EUR41,907	Morgan Stanley	4/9/2020	(994)
AUD38,630	USD25,404	JPMorgan Chase	4/9/2020	(1,641)
EUR53,000	USD60,628	JPMorgan Chase	4/9/2020	(2,158)
USD2,613	CLP2,161,960	Goldman Sachs	4/13/2020	86
ILS138,000	EUR33,774	Standard Chartered Bank	4/14/2020	1,715
ILS12,390	USD3,402	JPMorgan Chase	4/14/2020	99
ILS18,875	USD5,282	Citibank	4/14/2020	50
RUB183,725	USD2,453	Goldman Sachs	4/14/2020	(119)
EUR34,097	ILS138,000	JPMorgan Chase	4/14/2020	(1,358)
USD37,459	ILS138,000	Standard Chartered Bank	4/14/2020	(1,524)
USD54,657	MXN1,088,470	HSBC Bank	4/15/2020	8,894
USD198,234	EUR177,685	Morgan Stanley	4/15/2020	2,156
USD41,745	CNH290,770	Standard Chartered Bank	4/15/2020	757
USD16,423	MYR68,850	JPMorgan Chase	4/15/2020	493
USD40,378	CNH284,279	JPMorgan Chase	4/15/2020	305
USD15,571	CNH108,640	Standard Chartered Bank	4/15/2020	257
USD1,979	ZAR33,000	JPMorgan Chase	4/15/2020	138
USD6,514	CNH45,370	Barclays Bank PLC	4/15/2020	118
JPY10,175,720	USD94,845	Barclays Bank PLC	4/15/2020	(143)
EUR17,710	USD19,758	Morgan Stanley	4/15/2020	(215)
ZAR33,000	USD2,117	JPMorgan Chase	4/15/2020	(277)
JPY2,054,000	USD19,564	Goldman Sachs	4/15/2020	(448)
EUR27,650	USD30,996	Bank of America	4/15/2020	(484)
JPY7,551,000	USD73,875	Goldman Sachs	4/15/2020	(3,601)
USD5,240	EUR4,700	Standard Chartered Bank	4/16/2020	53
EUR1,664	USD1,784	JPMorgan Chase	4/16/2020	52
EUR58,344	USD65,048	Standard Chartered Bank	4/16/2020	(661)
USD37,915	AUD57,330	Morgan Stanley	4/17/2020	2,648
EUR35,130	PLN152,100	HSBC Bank	4/17/2020	2,006
EUR787	USD844	JPMorgan Chase	4/17/2020	25
USD6,293	MYR27,090	JPMorgan Chase	4/17/2020	25
USD1,312	EUR1,176	Goldman Sachs	4/17/2020	14
JPY670,140	USD6,251	HSBC Bank	4/17/2020	(14)
USD22,636	JPY2,436,280	Goldman Sachs	4/17/2020	(41)
USD10,302	EUR9,628	HSBC Bank	4/17/2020	(324)
EUR121,490	USD135,332	Bank of America	4/17/2020	(1,253)
CAD45,713	USD34,249	HSBC Bank	4/17/2020	(1,759)
PLN152,100	EUR35,358	Barclays Bank PLC	4/17/2020	(2,258)
NOK319,589	USD34,430	JPMorgan Chase	4/17/2020	(3,686)
USD17,044	ZAR284,000	UBS AG	4/20/2020	1,216
AUD57,400	USD34,113	Citibank	4/20/2020	1,198
EUR43,025	USD47,372	Bank of America	4/20/2020	118
EUR2,055	USD2,204	JPMorgan Chase	4/20/2020	64
USD3,947	BRL20,210	Citibank	4/20/2020	63
Capital World Bond Fund — Page 31 of 40

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD7,135	EUR6,450	Bank of New York Mellon	4/20/2020	$16
USD5,711	JPY611,800	HSBC Bank	4/20/2020	15
USD18	CNH130	UBS AG	4/20/2020	—[9]
NOK3,180	EUR277	UBS AG	4/20/2020	—[9]
USD20,949	EUR19,027	Bank of America	4/20/2020	(52)
USD4,033	MYR17,780	JPMorgan Chase	4/20/2020	(81)
USD18,045	CAD26,100	Standard Chartered Bank	4/20/2020	(506)
USD50,645	ILS194,000	Goldman Sachs	4/20/2020	(4,171)
USD59,390	PLN224,600	Standard Chartered Bank	4/21/2020	5,104
USD1,358	GBP1,034	Barclays Bank PLC	4/21/2020	73
USD3,911	INR291,790	JPMorgan Chase	4/21/2020	64
USD1,480	EUR1,292	Citibank	4/21/2020	54
GBP257	USD299	JPMorgan Chase	4/21/2020	20
GBP112	USD136	JPMorgan Chase	4/21/2020	3
PLN133,200	USD32,388	Standard Chartered Bank	4/21/2020	(194)
USD32,087	BRL150,210	Goldman Sachs	4/22/2020	3,223
USD22,458	INR1,674,950	JPMorgan Chase	4/22/2020	378
USD27,681	EUR24,800	Citibank	4/22/2020	306
USD2,774	BRL13,070	HSBC Bank	4/22/2020	262
KRW14,217,900	USD11,951	Citibank	4/22/2020	(263)
EUR21,550	USD23,374	Goldman Sachs	4/23/2020	415
USD78,555	CNH555,750	HSBC Bank	4/23/2020	218
EUR25,825	USD28,492	JPMorgan Chase	4/23/2020	17
USD990	EUR910	JPMorgan Chase	4/23/2020	(14)
EUR114,710	USD127,680	Barclays Bank PLC	4/23/2020	(1,050)
USD34,525	CAD50,100	Goldman Sachs	4/23/2020	(1,085)
USD65,380	EUR61,100	Bank of America	4/23/2020	(2,069)
NOK182,800	EUR15,057	Morgan Stanley	4/24/2020	964
INR1,155,000	USD15,167	JPMorgan Chase	4/24/2020	55
USD3,129	EUR2,810	Standard Chartered Bank	4/24/2020	27
EUR2,749	USD3,028	Citibank	4/24/2020	7
EUR15,550	NOK182,800	HSBC Bank	4/24/2020	(419)
AUD150,300	USD88,607	Citibank	4/27/2020	3,857
JPY7,182,000	USD65,155	Citibank	4/27/2020	1,735
GBP25,500	USD30,020	HSBC Bank	4/27/2020	1,673
AUD31,075	USD18,377	Goldman Sachs	4/27/2020	740
EUR12,900	USD13,800	JPMorgan Chase	4/27/2020	443
CAD101,400	USD71,672	UBS AG	4/27/2020	405
ILS49,100	USD13,489	UBS AG	4/27/2020	388
MXN649,770	USD26,988	Citibank	4/27/2020	288
MYR108,600	USD24,944	JPMorgan Chase	4/27/2020	178
EUR4,220	USD4,518	Bank of America	4/27/2020	142
JPY670,000	USD6,112	Bank of America	4/27/2020	128
CNH127,960	USD18,035	JPMorgan Chase	4/27/2020	1
USD584	EUR529	Bank of New York Mellon	4/27/2020	—[9]
EUR2,155	DKK16,100	JPMorgan Chase	4/27/2020	(2)
USD351	CAD510	JPMorgan Chase	4/27/2020	(11)
USD1,044	ILS3,800	UBS AG	4/27/2020	(30)
USD11,564	CNH82,630	HSBC Bank	4/27/2020	(83)
USD9,736	DKK67,190	Standard Chartered Bank	4/27/2020	(201)
USD25,516	MXN620,600	HSBC Bank	4/27/2020	(535)
Capital World Bond Fund — Page 32 of 40

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD54,932	MYR243,300	JPMorgan Chase	4/27/2020	$(1,351)
USD83,805	EUR77,575	Bank of New York Mellon	4/27/2020	(1,846)
EUR69,892	USD75,440	Barclays Bank PLC	4/28/2020	1,732
JPY3,046,450	USD27,413	JPMorgan Chase	4/28/2020	962
USD23,105	ZAR400,920	Citibank	4/28/2020	789
KRW12,321,400	USD9,967	Citibank	4/28/2020	164
EUR1,686	USD1,858	UBS AG	4/28/2020	4
USD1,047	CNH7,470	Goldman Sachs	4/28/2020	(6)
CZK881,200	EUR32,186	Standard Chartered Bank	4/28/2020	(81)
USD22,075	EUR20,100	Standard Chartered Bank	4/28/2020	(119)
USD4,033	EUR3,768	Bank of America	4/28/2020	(128)
AUD27,400	USD15,803	Standard Chartered Bank	4/29/2020	1,054
GBP11,900	USD13,762	JPMorgan Chase	4/29/2020	1,029
EUR42,813	USD46,322	JPMorgan Chase	4/29/2020	952
USD30,626	GBP24,700	Morgan Stanley	4/29/2020	(75)
USD45,557	EUR41,400	Goldman Sachs	4/29/2020	(157)
USD19,134	KRW23,932,344	Standard Chartered Bank	4/29/2020	(544)
USD123,534	EUR114,175	JPMorgan Chase	4/29/2020	(2,540)
EUR119,486	USD129,387	Bank of America	5/6/2020	2,586
ILS151,300	USD42,256	UBS AG	5/6/2020	525
USD31,647	ZAR561,100	Goldman Sachs	5/6/2020	448
USD9,762	EUR9,015	Bank of America	5/6/2020	(195)
MXN347,900	USD15,048	Goldman Sachs	5/6/2020	(462)
ZAR270,100	USD15,502	Barclays Bank PLC	5/6/2020	(483)
ZAR366,500	USD21,034	Barclays Bank PLC	5/6/2020	(656)
MXN598,000	USD25,738	Goldman Sachs	5/6/2020	(667)
USD10,005	THB327,970	UBS AG	5/7/2020	10
USD2,184	JPY242,800	Barclays Bank PLC	5/7/2020	(78)
KRW17,403,120	USD14,763	JPMorgan Chase	5/7/2020	(450)
INR1,373,850	USD18,032	HSBC Bank	5/11/2020	40
USD17,789	INR1,373,850	Standard Chartered Bank	5/11/2020	(283)
USD37,634	THB1,233,000	HSBC Bank	5/14/2020	56
EUR72,129	DKK538,450	Bank of America	5/20/2020	12
USD6,556	EUR5,839	Standard Chartered Bank	6/12/2020	98
EUR5,840	USD6,550	Citibank	6/12/2020	(91)
AUD23,000	USD13,600	JPMorgan Chase	6/17/2020	550
NOK37,902	USD3,500	HSBC Bank	6/17/2020	147
USD7,841	NZD13,000	JPMorgan Chase	6/17/2020	89
USD8,631	AUD14,000	JPMorgan Chase	6/17/2020	18
PLN4,547	EUR1,000	JPMorgan Chase	6/17/2020	(7)
SEK21,732	EUR2,000	JPMorgan Chase	6/17/2020	(12)
CZK82,067	EUR3,000	JPMorgan Chase	6/17/2020	(13)
NOK25,626	CAD3,500	JPMorgan Chase	6/17/2020	(23)
SEK29,003	USD3,000	JPMorgan Chase	6/17/2020	(63)
EUR6,000	USD6,744	JPMorgan Chase	6/17/2020	(106)
USD3,000	SEK30,816	Barclays Bank PLC	6/17/2020	(121)
USD2,931	AUD5,000	Bank of America	6/17/2020	(145)
CZK242,710	EUR9,000	JPMorgan Chase	6/17/2020	(180)
				$8,444
Capital World Bond Fund — Page 33 of 40

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
1.538%	U.S. EFFR	4/29/2020	$297,400	$336	$—	$336
1.135%	U.S. EFFR	4/29/2020	334,100	272	—	272
1.119%	U.S. EFFR	4/29/2020	304,700	245	—	245
3-month USD-LIBOR	2.312%	5/23/2021	35,000	(682)	—	(682)
0.385%	6-month HUF-BUBOR	10/22/2021	HUF10,000,000	(68)	—	(68)
3-month CZK-PRIBOR	2.00%	10/22/2021	CZK1,000,000	(616)	—	(616)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF89,065,000	15	—	15
1.01%	6-month HUF-BUBOR	2/25/2022	48,200,000	1,129	—	1,129
0.965%	6-month HUF-BUBOR	2/26/2022	69,471,000	1,450	—	1,450
0.5585%	3-month USD-LIBOR	3/19/2022	$38,400	105	—	105
0.648%	3-month USD-LIBOR	3/23/2022	19,005	80	—	80
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	578	—	578
(0.279)%	3-month EURIBOR	10/24/2023	€45,000	4	—	4
(0.1667)%	6-month EURIBOR	7/29/2024	36,560	13	—	13
(0.356)%	6-month EURIBOR	8/9/2024	330,000	(1,309)	—	(1,309)
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	1,406	—	1,406
0.37855%	6-month JPY-LIBOR	10/12/2028	¥4,200,000	1,296	—	1,296
6-month HUF-BUBOR	1.36%	10/22/2029	HUF2,000,000	102	—	102
6-month HUF-BUBOR	1.39%	11/11/2029	12,410,000	550	—	550
6-month HUF-BUBOR	1.80%	1/22/2030	7,672,000	(506)	—	(506)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN187,000	(4,558)	—	(4,558)
(0.0227)%	6-month EURIBOR	2/11/2030	€5,000	(3)	—	(3)
6-month PLN-WIBOR	1.87%	2/11/2030	PLN23,000	(412)	—	(412)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF10,692,500	(770)	—	(770)
6-month HUF-BUBOR	1.79%	2/26/2030	10,692,500	(602)	—	(602)
1.5598%	6-month GBP-LIBOR	1/11/2038	£10,700	2,088	—	2,088
					$—	$143
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$723,295	$(4,814)	$(14,231)	$9,417
1.00%/Quarterly	CDX.EM.33	6/20/2025	41,357	(4,806)	(3,660)	(1,146)
					$(17,891)	$8,271
Capital World Bond Fund — Page 34 of 40

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,166,633,000, which represented 8.65% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,710,000, which represented .15% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,444,000, which represented .04% of the net assets of the fund.
[9]	Amount less than one thousand.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $72,290,000, which represented .54% of the net assets of the fund.
[13]	Value determined using significant unobservable inputs.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 3/31/2020.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp.	8/31/2018	$670	$204.00%
Capital World Bond Fund — Page 35 of 40

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,894,553,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $4,532,217,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,351,265,000 and $618,954,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
Capital World Bond Fund — Page 36 of 40

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
Capital World Bond Fund — Page 37 of 40

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,623,803	$—	$2,623,803
Japanese yen	—	1,520,907	—	1,520,907
Chinese yuan renminbi	—	569,788	—	569,788
British pounds	—	392,971	—	392,971
Canadian dollars	—	292,607	—	292,607
Danish kroner	—	267,140	—	267,140
Malaysian ringgits	—	259,922	—	259,922
Mexican pesos	—	167,687	—	167,687
South African rand	—	125,926	—	125,926
Russian rubles	—	125,047	—	125,047
Israeli shekels	—	86,659	—	86,659
South Korean won	—	83,474	—	83,474
Indian rupees	—	79,134	—	79,134
Polish zloty	—	60,569	—	60,569
Norwegian kroner	—	50,415	—	50,415
Ukrainian hryvnia	—	39,898	—	39,898
Thai baht	—	35,262	—	35,262
Brazilian reais	—	26,298	—	26,298
Indonesian rupiah	—	25,948	—	25,948
Colombian pesos	—	18,843	—	18,843
Dominican pesos	—	17,370	—	17,370
Australian dollars	—	12,347	—	12,347
Argentine pesos	—	11,267	—	11,267
Uruguayan pesos	—	7,691	—	7,691
New Zealand dollars	—	5,390	—	5,390
Chilean pesos	—	5,367	—	5,367
Turkish lira	—	4,451	—	4,451
Peruvian nuevos soles	—	3,697	—	3,697
Romanian leu	—	3,522	—	3,522
Egyptian pounds	—	3,223	—	3,223
Ghana cedi	—	342	—	342
Zambian kwacha	—	201	—	201
U.S. dollars	—	5,813,301	—	5,813,301
Convertible bonds	—	23	—	23
Convertible stocks	—	—	1,506	1,506
Common stocks	1,304	836	—	2,140
Rights & warrants	—	—	249	249
Short-term securities	211,571	94,082	—	305,653
Total	$212,875	$12,835,408	$1,755	$13,050,038
Capital World Bond Fund — Page 38 of 40

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,777	$—	$—	$3,777
Unrealized appreciation on open forward currency contracts	—	85,116	—	85,116
Unrealized appreciation on interest rate swaps	—	9,669	—	9,669
Unrealized appreciation on credit default swaps	—	9,417	—	9,417
Liabilities:
Unrealized depreciation on futures contracts	(4,243)	—	—	(4,243)
Unrealized depreciation on open forward currency contracts	—	(76,672)	—	(76,672)
Unrealized depreciation on interest rate swaps	—	(9,526)	—	(9,526)
Unrealized depreciation on credit default swaps	—	(1,146)	—	(1,146)
Total	$(466)	$16,858	$—	$16,392
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
AUD/A$ = Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
BUBOR = Budapest Interbank Offered Rate	NGN = Nigerian naira
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$ = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	PRIBOR = Prague Interbank Offered Rate
CZK = Czech korunas	Ref. = Refunding
DKK/DKr = Danish kroner	Rev. = Revenue
DOP = Dominican pesos	RON = Romanian leu
EFFR = Effective Federal Funds Rate	RUB = Russian rubles
EGP = Egyptian pounds	SEK = Swedish kronor
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
GHS = Ghanaian cedi	TRY = Turkish lira
HUF = Hungarian forints	UAH = Ukrainian hryvnia
ICE = Intercontinental Exchange, Inc.	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	WIBOR = Warsaw Interbank Offer Rate
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen	ZMW = Zambian kwacha
KRW = South Korean won
Capital World Bond Fund — Page 39 of 40

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-031-0520O-S73186	Capital World Bond Fund — Page 40 of 40